                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act File Number: 811-07946
                                                     ---------

                      EV Classic Senior Floating-Rate Fund
                      ------------------------------------
               (Exact Name of registrant as Specified in Charter)

    The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
    -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
    The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
    -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                        (registrant's Telephone Number)

                                  November 30
                                  -----------
                            Date of Fiscal Year End

                                  May 31, 2005
                                  ------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

       [logo]

   EATON VANCE(R)
===================
MANAGED INVESTMENTS

[graphic omitted]

Semiannual Report May 31, 2005

                                       EV
                                    CLASSIC
                                     SENIOR
                                 FLOATING-RATE
                                      FUND

[graphic omitted]

                     IMPORTANT NOTICES REGARDING PRIVACY,
                      DELIVERY OF SHAREHOLDER DOCUMENTS,
                      PORTFOLIO HOLDINGS AND PROXY VOTING

PRIVACY. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

o Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

o None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

o Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

o We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e. fund shares) is held in the name of a third-party financial adviser/ broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

        For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

                           =========================

DELIVERY OF SHAREHOLDER DOCUMENTS. The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

                           =========================

PORTFOLIO HOLDINGS. Each Eaton Vance Fund and it's underlying Portfolio will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

                           =========================

PROXY VOTING. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to Portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

EV Classic Senior Floating-Rate Fund as of May 31, 2005

INVESTMENT UPDATE


The Fund
-------------------------------------------------------------------------------

PERFORMANCE FOR THE PAST SIX MONTHS

o The Fund distributed $0.171 in income dividends during the six months ended May 31, 2005. Based on a $9.34 net asset value on May 31, 2005, the Fund had a distribution rate of 4.04%.(1) The Fund's SEC 30-day yield at May 31, 2005 was 4.01%.(2)

o The Fund had a total return of 1.62% during the six months ended May 31, 2005.(3) That return was the result of a decrease in net asset value per share to $9.34 on May 31, 2005 from $9.36 on November 30, 2004 and the reinvestment of all dividends.

o For comparison, the Fund's benchmark - the S&P/LSTA Leveraged Loan Index - an unmanaged index of U.S. dollar-denominated leveraged loans, had a total return of 1.85% for the six months ended May 31, 2005.(4)

Investment Environment
-------------------------------------------------------------------------------

o Loan fundamentals remained sound during the six-month period, although technical market factors shifted somewhat. Accordingly, secondary market prices averaged a narrower premium above-par at the end of the period than where they began the period on December 1, 2004.

o In response to inflation concerns, the Federal Reserve raised its Federal Funds rate - a short-term interest rate benchmark - on eight occasions from June 30, 2004 through May 31, 2005. (The Fed increased rates a ninth time, in late June 2005.) With their interest rate reset provisions, floating-rate loans have historically generated higher income returns in response to increases in the short-rate interest rate level.

THE PORTFOLIO'S INVESTMENTS

o Senior Debt Portfolio's investments included 437 borrowers at May 31, 2005 and reflected a continuing increase in the number of issuers and an effort to diversify further. The Portfolio's average loan size was just 0.22% of net assets, and no industry constituted more than 8.0% of the Portfolio.
  Building and development (which includes companies that manage/own apartments, shopping malls and commercial office buildings, among others), publishing, health care, automotive and radio and television were the Portfolio's largest sector weightings.*

o Credit conditions remained relatively strong during the period, as companies in the Portfolio generally produced sufficient cash flow to meet debt service requirements. The automotive industry, however, showed continued margin pressures. The Portfolio had a 5.6% exposure to this area, compared with a 5.3% weighting in the S&P/LSTA Leveraged Loan Index.(4) Importantly, the Portfolio's holdings were well-diversified among 23 companies.

o Supply-and-demand factors for the loan asset class varied during the six-month period, resulting in a small downward movement in the Fund's NAV per share. Demand exceeded supply in the first quarter of 2005, but waned slightly in the second quarter, as certain crossover investors sold loans to take advantage of wider spreads in the high-yield bond market. At the end of the period, with the loan supply having steadied, technical factors appeared to be more balanced.

o No specific sectors significantly underperformed within the Portfolio. At this point in the credit cycle, we currently expect to maintain a relatively high quality portfolio, especially given the heightened liquidity and general loosening of credit standards.

* Holdings and industry weightings are subject to change due to active management.

-------------------------------------------------------------------------------
The views expressed in this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Shares of the Fund are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested. Yield will vary.
-------------------------------------------------------------------------------

(1)The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value. (2) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the net asset value at the end of the period and annualizing the result. (3) Return at net asset value does not reflect applicable early withdrawal charge (EWC). If EWC was included, return would be lower. (4) It is not possible to invest directly in an Index. The Index's total return reflects changes in the value of the loans comprising the Index and accrual of interest and does not reflect the commissions or expenses that would have been incurred if an investor individually purchased or sold the loans represented in the Index.

-------------------------------------------------------------------------------
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.
-------------------------------------------------------------------------------

EV Classic Senior Floating-Rate Fund as of May 31, 2005

FUND PERFORMANCE

Performance(1) As of 5/31/05

Average Annual Total Returns (at net asset value)
-------------------------------------------------------------------------------
One year                                                         3.73%
Five years                                                       3.44
Ten years                                                        5.02

SEC Average Annual Total Returns (including applicable EWC)
-------------------------------------------------------------------------------
One year                                                         2.73%
Five years                                                       3.44
Ten years                                                        5.02

(1) Returns at net asset value do not include the applicable early withdrawal charge (EWC). If the sales charge was deducted, returns would be lower. SEC average annual total returns reflect 1% EWC within the first year.

-------------------------------------------------------------------------------
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.
-------------------------------------------------------------------------------


Diversification by Industries(2)

Building & Development             7.9%    Food Service                     2.0%
Publishing                         7.0     Forest Products                  1.8
Healthcare                         5.9     Conglomerates                    1.7
Automotive                         5.7     Home Furnishings                 1.6
Radio & Television                 5.0     Aerospace & Defense              1.3
Cable & Satellite Television       5.0     Industrial Equipment             1.3
Lodging & Casinos                  4.8     Beverage & Tobacco               1.3
Leisure Goods/Activities/Movies    4.8     Ecological Services & Equip.     1.3
Telecommunications                 4.7     Financial Intermediaries         1.3
Containers & Glass Products        4.6     Insurance                        1.1
Chemicals & Plastics               4.3     Cosmetics/Toiletries             0.7
Oil & Gas                          3.9     Equipment Leasing                0.6
Retailers (Except Food & Drug)     3.6     Drugs                            0.5
Electronics/Electrical             3.0     Rail Industries                  0.5
Business Equip. & Services         2.5     Surface Transport                0.5
Food/Drug Retailers                2.5     Clothing/Textiles                0.5
Nonferrous Metals/Minerals         2.3     Farming/Agriculture              0.3
Food Products                      2.2     Air Transport                    0.3
Utilities                          2.1

(2) Reflects the Fund's investments in Senior Debt Portfolio as of May 31, 2005. Industries are shown as a percentage of the Portfolio's total loan and corporate bond and note investments. Statistics may not be representative of current or future investments and are subject to change due to active management.


Investment Diversification(3)

Senior Floating-Rate Interests                     96.4%
Short-Term Instruments                              2.0%
Corporate Bonds & Notes                             1.2%
Other                                               0.4%

(3) Reflects the Fund's investments in Senior Debt Portfolio as of May 31, 2005. Investment types are shown as a percentage of the Portfolio's total investments. Statistics may not be representative of current or future investments and are subject to change due to active management.

EV Classic Senior Floating-Rate Fund as of May 31, 2005

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of May 31, 2005

Assets
-------------------------------------------------------------------------------
Investment in Senior Debt Portfolio, at value
  (identified cost, $1,304,273,592)                             $1,305,499,773
Receivable for Fund shares sold                                        763,137
-------------------------------------------------------------------------------
Total assets                                                    $1,306,262,910
-------------------------------------------------------------------------------

Liabilities
-------------------------------------------------------------------------------
Dividends payable                                               $    1,398,379
Payable to affiliate for Trustees' fees                                    436
Accrued expenses                                                       520,417
-------------------------------------------------------------------------------
Total liabilities                                               $    1,919,232
-------------------------------------------------------------------------------
Net Assets                                                      $1,304,343,678
-------------------------------------------------------------------------------

Sources of Net Assets
-------------------------------------------------------------------------------
Paid-in capital                                                 $1,603,649,833
Accumulated net realized loss from Portfolio
  (computed on the basis of identified cost)                      (300,928,893)
Accumulated undistributed net investment income                        396,557
Net unrealized appreciation from Portfolio
  (computed on the basis of identified cost)                         1,226,181
-------------------------------------------------------------------------------
Total                                                           $1,304,343,678
-------------------------------------------------------------------------------

Net Asset Value, Offering Price and Redemption
Price Per Share
-------------------------------------------------------------------------------
($1,304,343,678 / 139,705,208 shares of beneficial
  interest outstanding)                                                $  9.34
-------------------------------------------------------------------------------

                       See Notes to Financial Statements

EV Classic Senior Floating-Rate Fund as of May 31, 2005

FINANCIAL STATEMENTS (Unaudited)

Statement of Operations

                                                                   For the Six
                                                                  Months Ended
Investment Income                                                 May 31, 2005
--------------------------------------------------------------------------------
Interest allocated from Portfolio                                $  33,294,080
Dividends allocated from Portfolio                                      17,657
Expenses allocated from Portfolio                                   (3,280,913)
--------------------------------------------------------------------------------
Net investment income from Portfolio                             $  30,030,824
--------------------------------------------------------------------------------

Expenses
--------------------------------------------------------------------------------
Trustees' fees and expenses                                           $  1,301
Distribution and service fees                                        5,524,287
Transfer and dividend disbursing agent fees                            484,247
Printing and postage                                                   156,766
Legal and accounting services                                           23,659
Registration fees                                                       17,598
Custodian fee                                                           16,177
Miscellaneous                                                            9,896
--------------------------------------------------------------------------------
Total expenses                                                    $  6,233,931
--------------------------------------------------------------------------------
Net investment income                                            $  23,796,893
--------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) from Portfolio
--------------------------------------------------------------------------------
Net realized gain (loss) --
  Investment transactions (identified cost basis)                  $  (670,292)
  Swap contracts                                                        45,516
--------------------------------------------------------------------------------
Net realized loss                                                  $  (624,776)
--------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
  Investments (identified cost basis)                            $  (2,738,155)
  Swap contracts                                                      (101,820)
--------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)             $  (2,839,975)
--------------------------------------------------------------------------------
Net realized and unrealized loss                                 $  (3,464,751)
--------------------------------------------------------------------------------
Net increase in net assets from operations                       $  20,332,142
--------------------------------------------------------------------------------

                       See Notes to Financial Statements

EV Classic Senior Floating-Rate Fund as of May 31, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

                                                                          Six Months Ended
Increase (Decrease)                                                       May 31, 2005                       Year Ended
in Net Assets                                                             (Unaudited)                        November 30, 2004
------------------------------------------------------------------------------------------------------------------------------
From operations --
  Net investment income                                                   $   23,796,893                     $   38,600,806
  Net realized gain (loss) from investment
    transactions and swap contracts                                             (624,776)                         5,085,467
  Net change in unrealized appreciation
    (depreciation) from investments and swap
    contracts                                                                 (2,839,975)                        23,944,200
----------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                $   20,332,142                     $   67,630,473
----------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders --
  From net investment income                                              $  (23,805,540)                    $  (38,416,266)
----------------------------------------------------------------------------------------------------------------------------
Total distributions to shareholders                                       $  (23,805,540)                    $  (38,416,266)
----------------------------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
  Proceeds from sale of shares                                            $   79,778,073                     $  173,373,728
  Net asset value of shares issued to shareholders
    in payment of distributions declared                                      16,214,163                         25,906,551
  Cost of shares redeemed                                                   (122,086,948)                      (292,199,386)
----------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets from Fund share
  transactions                                                            $  (26,094,712)                    $  (92,919,107)
----------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets                                                $  (29,568,110)                    $  (63,704,900)
----------------------------------------------------------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------------------------------------------------------
At beginning of period                                                    $1,333,911,788                     $1,397,616,688
----------------------------------------------------------------------------------------------------------------------------
At end of period                                                          $1,304,343,678                     $1,333,911,788
----------------------------------------------------------------------------------------------------------------------------

Accumulated undistributed net investment income included in net assets
----------------------------------------------------------------------------------------------------------------------------
At end of period                                                          $      396,557                     $      405,204
----------------------------------------------------------------------------------------------------------------------------

                                              See Notes to Financial Statements

EV Classic Senior Floating-Rate Fund as of May 31, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

                                                                                        Period Ended
                                    Six Months Ended    Year Ended November 30,         November 30,     Year Ended December 31,
                                    May 31, 2005        ----------------------          -------------    -----------------------
                                    (Unaudited)         2004            2003            2002(1)          2001          2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value --
Beginning of period                 $    9.360          $    9.160      $    8.820      $    9.130      $    9.480    $    9.870
---------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------------------------------------------------
Net investment income               $    0.171          $    0.268      $    0.284      $    0.318      $    0.563    $    0.753
Net realized and unrealized
  gain (loss)                           (0.020)              0.199           0.338          (0.310)         (0.350)       (0.390)
---------------------------------------------------------------------------------------------------------------------------------
Total income from operations        $    0.151          $    0.467      $    0.622      $    0.008      $    0.213    $    0.363
---------------------------------------------------------------------------------------------------------------------------------

Less distributions
---------------------------------------------------------------------------------------------------------------------------------
From net investment income          $   (0.171)         $   (0.267)     $   (0.282)     $   (0.318)     $   (0.563)   $   (0.753)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                 $   (0.171)         $   (0.267)     $   (0.282)     $   (0.318)     $   (0.563)   $   (0.753)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value -- End of period    $    9.340          $    9.360      $    9.160      $    8.820      $    9.130    $    9.480
---------------------------------------------------------------------------------------------------------------------------------
Total Return(2)                           1.62%               5.15%           7.16%           0.08%           2.27%         3.74%
---------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's
  omitted)                          $1,304,344          $1,333,912      $1,397,617      $1,666,689      $2,214,688    $3,328,473
Ratios (As a percentage of
  average daily net assets):
  Operating expenses(3)                   1.46%(4)            1.45%           1.46%           1.41%(4)        1.41%         1.38%
  Operating expenses after
    custodian fee reduction(3)            1.46%(4)            1.45%           1.46%           1.41%(4)        1.41%         1.38%
  Interest expense(3)                     0.00%(4)(5)         0.00%(5)        0.01%           0.01%(4)        0.01%         0.01%
  Net investment income                   3.66%(4)            2.88%           3.18%           3.86%(4)        6.16%         7.72%
Portfolio Turnover of the
  Portfolio                                 35%                 87%             47%             42%             33%           47%
-----------------------------------------------------------------------------------------------------------------------------

(1) For the eleven-month period ended November 30, 2002.
(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(3) Includes the Trust's share of the Portfolio's allocated expenses.
(4) Annualized.
(5) Represents less than 0.01%.

                                              See Notes to Financial Statements

EV Classic Senior Floating-Rate Fund as of May 31, 2005

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------------------------------------------
  EV Classic Senior Floating-Rate Fund (the Fund) was formed under a Declaration of Trust dated August 5, 1993, amended and restated December 7, 1994. The Fund is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified closed-end management investment company. The Fund invests all of its investable assets in interests in the Senior Debt Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (40.1% at May 31, 2005). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

  A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

  B Income -- The Fund's net investment income consists of the Fund's pro-rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

  C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At November 30, 2004, the Fund, for federal income tax purposes had a capital loss carryover of $298,623,609 which will expire on November 30, 2007 ($7,752,032), November 30, 2008 ($45,203,262), November 30, 2009 ($110,719,790), November 30, 2010
  ($70,600,524) and November 30, 2011 ($64,348,001). These amounts will reduce taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax.

  D Other -- Investment transactions are accounted for on a trade date basis.

  E Expense Reductions -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

  F Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

  G Indemnifications -- Under the Fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for obligations of the Fund. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

  H Interim Financial Statements -- The interim financial Statements relating to May 31, 2005 and for the six months then ended have not been audited by an Independent Registered Public Accounting Firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
--------------------------------------------------------------------------------
  The net investment income of the Fund is determined daily, and substantially all of the net investment income so determined is declared daily as a dividend to shareholders of record at the time of declaration. Such daily dividends will be paid monthly. Distributions of realized capital gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
--------------------------------------------------------------------------------
  The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).
  The Fund operates as an interval fund, meaning that it continuously accepts new shareholder investments but permits share repurchases (of at least 5% and up to 25% or more of its shares) at net asset value only once a quarter. It is a fundamental policy of the Fund (which may only be changed by shareholder vote) that the Fund will conduct repurchase offers ending on a date (fixed by the Trustees) in the months of March, June, September and December and the repurchase price will be determined no more than 14 days following the repurchase request deadline. Payment for all shares repurchased pursuant to these offers normally will be made not later than 7 days after the repurchase pricing date. Shareholders will be sent notification of each repurchase offer at least 21 days prior to the repurchase request deadline. An early withdrawal charge will be imposed on most shares accepted for repurchase which have been held less than one year (see Note 6). During the six months ended May 31, 2005, the Fund made two repurchase offers as follows:

                               Repurchase                      Amount
  Repurchase                  Offer Amount                   Repurchased
  Request               --------------------------    -------------------------
  Deadline                Shares         Amount         Shares        Amount
  -----------------------------------------------------------------------------
  December 22, 2004     43,131,681    $403,712,530    7,197,491    $ 67,368,464
  March 22, 2005        42,576,077     400,215,121    5,821,358      54,718,484
  -----------------------------------------------------------------------------
  Total                 85,707,758    $803,927,651    13,018,849   $122,086,948
  -----------------------------------------------------------------------------

  All transactions in Fund shares were as follows:

                                          Six Months Ended
                                           May 31, 2005         Year Ended
                                            (Unaudited)      November 30, 2004
                                          ----------------   ------------------
  Sales                                         8,508,663            18,617,588
  Issued to shareholders electing to
    receive payments of distributions
    in Fund shares                              1,730,315             2,782,795
  Redemptions                                 (13,018,849)          (31,494,655)
  ------------------------------------------------------------------------------
  Net decrease                                 (2,779,871)          (10,094,272)
  ------------------------------------------------------------------------------

4 Transactions with Affiliates
--------------------------------------------------------------------------------
  Eaton Vance Management (EVM) serves as the Administrator of the Fund. EVM has agreed to waive its administration fee as long as the distribution fee (Note 5) is being paid by the Fund. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial
  Statements which are included elsewhere in this report. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. For the six months ended May 31, 2005, EVM earned $41,005 in sub-transfer agent fees.

  Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations.

5 Distribution and Service Plans
--------------------------------------------------------------------------------
  The Fund has in effect a service plan (the Plan) designed to meet the requirements of the sales charge rule of the National Association of Securities Dealers, Inc. as if such rule were applicable. The Plan provides that the Fund may make service fee payments to the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM, investment dealers or other persons in amounts not exceeding 0.25% annually of the Fund's average daily net assets for any fiscal year. The Fund currently makes service fee payments for personal services and/or the maintenance of shareholder accounts to the Principal Underwriter, investment dealers and other persons in amounts not exceeding 0.15% annually of the Fund's average daily net assets for each fiscal year. The Fund paid or accrued service fees to or payable to EVD for the six months ended May 31, 2005 in the amount of $974,874. Service fee payments are made for personal services and/or the maintenance of shareholder accounts.

  The Fund has in effect a distribution plan (the Plan) that allows the Fund to pay distribution fees for the sale and distribution of shares. The Plan requires the Fund to pay the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD) an amount equal to 0.70% (annualized) of the Fund's average daily net assets, for providing ongoing distribution services and facilities to the Fund. For the six months ended May 31, 2005 the distribution fees amounted to $4,549,413.

  Certain officers and Trustees of the Fund are officers or directors of EVD.

6 Early Withdrawal Charge
--------------------------------------------------------------------------------
  EVD compensates investment dealers at a rate of 0.75% of the purchase price of shares purchased through such dealers consisting of 0.60% of sales commissions and 0.15% service fee (for the first year's service). EVD also pays additional compensation to each dealer equal to 0.60% per annum of the value of Fund shares sold by such dealer that are outstanding for more than one year. A 1% early withdrawal charge ("EWC") to recover distribution costs will be charged to repurchasing shareholders and paid to EVD in connection with most shares held for less than one year which are accepted for repurchase. The EWC is based on the lower of the net asset value at the time of purchase or at the time of repurchase. Shares acquired through the reinvestment of distributions are exempt from the EWC. Redemptions are made first from shares that are not subject to an EWC. The total early withdrawal charges received by EVD for the six months ended May 31, 2005 amounted to approximately $53,300.

7 Investment Transactions
--------------------------------------------------------------------------------
  Increases and decreases in the Fund's investment in the Portfolio for the six months ended May 31, 2005 aggregated $80,916,369 and $135,636,269, respectively.

8 Litigation
--------------------------------------------------------------------------------
  A class action lawsuit is pending in the United States District Court for the District of Massachusetts on behalf of certain shareholders of the Fund against the Fund, its Trustees and certain officers, EVM, the Fund's administrator, BMR, the investment adviser, and Eaton Vance Corp., the parent of EVM and BMR. The lawsuit, framed as a class action, alleges that to a class of investors who purchased shares pursuant to prospectuses dated April 1, 1998, November 2, 1998 and March 15, 2000, the Fund's assets were incorrectly valued and certain matters were not properly disclosed in violation of the federal securities laws. The lawsuit seeks unspecified damages. The named defendants believe the lawsuit is without merit and are vigorously contesting the lawsuit. EVM and BMR believe that the lawsuit is not likely to have a material adverse effect to the Fund.

9 Shareholder Meeting
--------------------------------------------------------------------------------
  The Fund held a Special Meeting of Shareholders on April 29, 2005 to elect Trustees. The results of the vote were as follows:

                                                 Number of Shares
                                         ------------------------------
  Nominee for Trustee                     Affirmative         Withhold
    -------------------------------------------------------------------
  Benjamin C. Esty                        110,285,956         1,114,317
  James B. Hawkes                         110,298,187         1,102,085
  Samuel L. Hayes, III                    110,307,335         1,092,937
  William H. Park                         110,336,494         1,063,778
  Ronald A. Pearlman                      110,302,347         1,097,926
  Norton H. Reamer                        110,311,675         1,088,598
  Lynn A. Stout                           110,296,612         1,103,661
  Ralph F. Verni                          110,322,938         1,077,335

  Each nominee was also elected a Trustee of the Portfolio.

Senior Debt Portfolio as of May 31, 2005

PORTFOLIO OF INVESTMENTS

(Expressed in United States Dollars)

Senior, Floating Rate
Interests -- 99.1%(1)

Principal
Amount       Borrower/Tranche Description                              Value
-------------------------------------------------------------------------------

Aerospace and Defense  --  1.3%
-------------------------------------------------------------------------------
             Alliant Tech Systems, Inc.
$ 2,300,000  Term Loan, 4.63%, Maturing March 31, 2009           $    2,305,750
             CACI International, Inc.
  5,049,000  Term Loan, 4.96%, Maturing May 3, 2011                   5,098,440
             DRS Technologies, Inc.
  4,691,177  Term Loan, 4.97%, Maturing November 4, 2010              4,736,625
             Hexcel Corp.
  2,940,000  Term Loan, 4.91%, Maturing March 1, 2012                 2,951,945
             K&F Industries, Inc.
  2,554,550  Term Loan, 5.62%, Maturing November 18, 2012             2,582,757
             Standard Aero Holdings, Inc.
  2,786,657  Term Loan, 5.35%, Maturing August 24, 2012               2,831,940
             Transdigm, Inc.
  2,475,000  Term Loan, 4.94%, Maturing July 22, 2010                 2,505,165
             United Defense Industries, Inc.
 14,123,768  Term Loan, 5.08%, Maturing August 13, 2009              14,153,188
             Vought Aircraft Industries, Inc.
  1,000,000  Term Loan, 5.02%, Maturing December 22, 2010             1,015,000
  3,297,224  Term Loan, 5.61%, Maturing December 22, 2011             3,344,621
             Wyle Laboratories, Inc.
  1,025,000  Term Loan, 5.96%, Maturing January 28, 2011              1,041,016
-------------------------------------------------------------------------------
                                                                 $   42,566,447
-------------------------------------------------------------------------------

Air Transport  --  0.3%
-------------------------------------------------------------------------------
             United Airlines, Inc.
$ 8,670,131  DIP Loan, 7.50%, Maturing June 30, 2005             $    8,731,542
-------------------------------------------------------------------------------
                                                                 $    8,731,542
-------------------------------------------------------------------------------

Automotive  --  5.6%
-------------------------------------------------------------------------------
             Accuride Corp.
$ 8,835,911  Term Loan, 5.31%, Maturing January 31, 2012         $    8,839,596
             Affina Group, Inc.
  2,233,403  Term Loan, 5.44%, Maturing November 30, 2011             2,205,485
             Citation Corp.
  5,991,530  Term Loan, 11.00%, Maturing May 23, 2009                 5,991,530
             Collins & Aikman Products Co.
  6,727,607  Term Loan, 7.94%, Maturing August 31, 2011               6,228,641
             CSA Acquisition Corp.
    825,930  Term Loan, 5.13%, Maturing December 23, 2011               829,027
  1,328,670  Term Loan, 5.13%, Maturing December 23, 2011             1,333,653
             Dayco Products, LLC
  8,634,750  Term Loan, 6.28%, Maturing June 23, 2011                 8,737,288
             Dura Operating Corp.
  1,933,000  Term Loan, 6.59%, Maturing May 3, 2011                   1,933,000
             Exide Technologies
  2,096,500  Term Loan, 6.81%, Maturing May 5, 2010                   2,012,640
  2,096,500  Term Loan, 6.81%, Maturing May 5, 2010                   2,044,088
             Federal-Mogul Corp.
  6,000,000  Term Loan, 5.60%, Maturing June 30, 2005                 5,312,502
 15,351,062  Term Loan, 6.85%, Maturing June 30, 2005                15,389,439
 11,922,086  Revolving Loan, 6.85%, Maturing June 30, 2005(2)        11,981,696
  3,731,418  Term Loan, 5.35%, Maturing December 31, 2005             3,296,085
             Goodyear Tire & Rubber Co.
  7,500,000  Revolving Loan, 0.00%, Maturing April 30, 2010(2)        7,481,250
  3,175,000  Term Loan, 4.67%, Maturing April 30, 2010                3,179,963
 10,605,000  Term Loan, 5.89%, Maturing April 30, 2010               10,587,321
             HLI Operating Co., Inc.
  8,100,315  Term Loan, 6.64%, Maturing June 3, 2009                  8,130,691
    375,000  Term Loan, 8.88%, Maturing June 3, 2010                    369,375
             Insurance Auto Auctions, Inc.
  1,285,000  Term Loan, 7.75%, Maturing May 19, 2012                  1,293,031
             Key Automotive Group
  4,721,912  Term Loan, 6.17%, Maturing June 29, 2010                 4,698,303
             Keystone Automotive Operations, Inc.
  1,910,000  Term Loan, 4.85%, Maturing October 30, 2009              1,922,734
             Metaldyne Corp.
  9,201,386  Term Loan, 7.62%, Maturing December 31, 2009             8,873,586
             Plastech Engineered Products, Inc.
  2,995,690  Term Loan, 7.85%, Maturing March 31, 2010                2,881,853
             R.J. Tower Corp.
  4,153,333  DIP Loan, 6.17%, Maturing February 2, 2007(2)            4,140,354
             Safelite Glass Corp.
  3,120,675  Term Loan, 8.06%, Maturing June 30, 2008                 2,832,013
  1,565,280  Term Loan, 8.60%, Maturing June 30, 2008                 1,420,492
             Tenneco Automotive, Inc.
  3,600,741  Term Loan, 5.54%, Maturing December 12, 2009             3,618,745
  2,552,452  Term Loan, 5.33%, Maturing December 12, 2010             2,565,214
             TI Automotive, Ltd.
  9,500,000  Term Loan, 6.03%, Maturing June 30, 2011                 9,310,000
             Trimas Corp.
 17,168,265  Term Loan, 6.90%, Maturing December 31, 2009            17,354,248
             TRW Automotive, Inc.
 12,137,753  Term Loan, 4.38%, Maturing June 30, 2012                12,092,236
             United Components, Inc.
  2,256,057  Term Loan, 5.75%, Maturing June 30, 2010                 2,292,718
-------------------------------------------------------------------------------
                                                                 $  181,178,797
-------------------------------------------------------------------------------

Beverage and Tobacco  --  1.3%
-------------------------------------------------------------------------------
             Alliance One International, Inc.
$ 2,870,000  Term Loan, 6.73%, Maturing May 13, 2010             $    2,909,462
             Constellation Brands, Inc.
 15,960,308  Term Loan, 4.99%, Maturing November 30, 2011            16,039,008
             Culligan International Co.
  2,600,000  Term Loan, 5.59%, Maturing September 30, 2011            2,623,291
             DS Waters, L.P.
    430,865  Term Loan, 7.49%, Maturing November 7, 2009                404,167
             National Dairy Holdings, L.P.
  3,590,000  Term Loan, 5.19%, Maturing March 15, 2012                3,619,169
             Southern Wine & Spirits of America, Inc.
 14,244,622  Term Loan, 5.35%, Maturing June 28, 2008                14,360,360
             Sunny Delight Beverages Co.
  1,915,941  Term Loan, 7.47%, Maturing August 20, 2010               1,920,731
-------------------------------------------------------------------------------
                                                                 $   41,876,188
-------------------------------------------------------------------------------

Building and Development  --  7.7%
-------------------------------------------------------------------------------
             401 North Wabash Venture, LLC
$ 5,500,000  Term Loan, 0.00%, Maturing May 7, 2008(2)           $    5,486,250
             AIMCO Properties, L.P.
 14,100,000  Term Loan, 5.21%, Maturing November 2, 2009             14,214,562
             Contech Construction Products, Inc.
  1,991,010  Term Loan, 5.63%, Maturing December 7, 2010              2,015,898
             Custom Building Products, Inc.
  2,700,000  Term Loan, 5.37%, Maturing October 29, 2011              2,711,812
             DMB/CHII, LLC
  2,599,202  Term Loan, 5.61%, Maturing March 3, 2007                 2,605,700
             Empire Hawkeye Partners, L.P.
  6,800,000  Term Loan, 4.74%, Maturing December 1, 2009(2)           6,808,500
             Formica Corp.
  1,446,223  Term Loan, 7.75%, Maturing June 10, 2010                 1,460,686
    739,605  Term Loan, 7.76%, Maturing June 10, 2010                   747,001
    596,798  Term Loan, 7.76%, Maturing June 10, 2010                   602,766
  2,115,953  Term Loan, 7.76%, Maturing June 10, 2010                 2,137,112
             FT-FIN Acquisition, LLC
  4,590,283  Term Loan, 7.63%, Maturing November 17, 2007             4,601,759
             General Growth Properties, Inc.
    995,676  Term Loan, 5.34%, Maturing November 12, 2007             1,001,173
 32,526,899  Term Loan, 5.34%, Maturing November 12, 2008            32,769,159
             Hovstone Holdings, LLC
  4,410,000  Term Loan, 5.34%, Maturing February 28, 2009             4,421,025
             Landsource Communities, LLC
  9,721,000  Term Loan, 5.63%, Maturing March 31, 2010                9,772,648
             LNR Property Corp.
 15,503,125  Term Loan, 6.21%, Maturing February 3, 2008             15,565,138
  2,500,000  Term Loan, 6.21%, Maturing February 3, 2008(2)           2,515,625
             LNR Property Holdings
  3,390,000  Term Loan, 7.71%, Maturing February 3, 2008              3,396,356
             MAAX Corp.
  2,635,088  Term Loan, 5.86%, Maturing June 4, 2011                  2,648,263
             Mueller Group, Inc.
  2,825,000  Revolving Loan, 0.00%, Maturing April 23, 2011(2)        2,807,344
 13,635,159  Term Loan, 5.89%, Maturing April 23, 2011               13,797,076
             NCI Building Systems, Inc.
  2,941,649  Term Loan, 5.41%, Maturing June 18, 2010                 2,968,309
             Newkirk Master, L.P.
  7,878,891  Term Loan, 7.60%, Maturing November 24, 2006             7,933,059
             Newkirk Tender Holdings, LLC
  6,988,795  Term Loan, 7.59%, Maturing May 25, 2006                  7,006,267
  3,333,333  Term Loan, 9.09%, Maturing May 25, 2006                  3,341,667
             Nortek, Inc.
  6,813,513  Term Loan, 5.59%, Maturing August 27, 2011               6,850,987
             Panolam Industries Holdings, Inc.
  3,422,168  Term Loan, 6.13%, Maturing December 3, 2010              3,447,834
             Ply Gem Industries, Inc.
    620,588  Term Loan, 5.28%, Maturing February 12, 2011               620,588
  2,272,169  Term Loan, 5.60%, Maturing February 12, 2011             2,272,169
  4,223,276  Term Loan, 5.60%, Maturing February 12, 2011             4,223,276
             Shea Mountain House, LLC
  1,500,000  Term Loan, 5.27%, Maturing May 11, 2010                  1,505,625
             South Edge, LLC
  1,925,000  Term Loan, 4.44%, Maturing October 31, 2007              1,934,625
  4,475,000  Term Loan, 4.69%, Maturing October 31, 2009              4,519,750
             St. Marys Cement, Inc.
  2,619,356  Term Loan, 5.09%, Maturing December 4, 2010              2,652,098
             Stile Acquisition Corp.
  4,266,366  Term Loan, 5.21%, Maturing April 6, 2013                 4,264,365
             Stile U.S. Acquisition Corp.
  4,273,634  Term Loan, 5.21%, Maturing April 6, 2013                 4,271,630
             Sugarloaf Mills, L.P.
  2,850,000  Term Loan, 4.84%, Maturing April 7, 2007                 2,850,000
  5,400,000  Term Loan, 6.09%, Maturing April 7, 2007                 5,400,000
             Sunstone Hotel Partnership, LLC
  5,000,000  Term Loan, 0.00%, Maturing October 26, 2007(2)           4,951,072
             The Macerich Partnership, L.P.
  7,300,000  Revolving Loan, 4.59%, Maturing April 25, 2006(2)        7,300,000
  5,010,000  Term Loan, 4.89%, Maturing July 30, 2007                 5,016,262
  4,310,000  Term Loan, 4.58%, Maturing April 25, 2010                4,310,000
             The Woodlands Community Property Co.
  4,707,000  Term Loan, 5.34%, Maturing November 30, 2007             4,765,837
  1,157,000  Term Loan, 7.34%, Maturing November 30, 2007             1,174,355
             Tousa/Kolter, LLC
  7,410,000  Term Loan, 5.37%, Maturing January 7, 2008(2)            7,447,050
             Tower Financing, LLC
  7,450,000  Term Loan, 6.69%, Maturing April 8, 2008                 7,459,312
             Trustreet Properties, Inc.
  3,150,000  Term Loan, 5.09%, Maturing April 8, 2010                 3,175,594
             WFP Tower A Co., L.P.
  1,000,000  Term Loan, 5.14%, Maturing March 31, 2006                1,000,313
             Whitehall Street Real Estate, L.P.
  7,012,530  Term Loan, 6.85%, Maturing September 11, 2006(3)         7,125,432
-------------------------------------------------------------------------------
                                                                 $  251,873,329
-------------------------------------------------------------------------------

Business Equipment and Services  --  2.5%
-------------------------------------------------------------------------------
             Allied Security Holdings, LLC
$ 3,265,667  Term Loan, 7.35%, Maturing June 30, 2010            $    3,290,159
             Baker & Taylor, Inc.
  7,600,000  Revolving Loan, 5.45%, Maturing May 6, 2011(2)           7,524,000
  3,100,000  Term Loan, 10.16%, Maturing May 6, 2011                  3,138,750
             Buhrmann US, Inc.
  6,826,136  Term Loan, 5.59%, Maturing December 31, 2010             6,913,600
             DynCorp International, LLC
  4,470,000  Term Loan, 6.06%, Maturing February 11, 2011             4,511,906
             Global Imaging Systems, Inc.
  3,386,941  Term Loan, 4.61%, Maturing May 10, 2010                  3,397,525
             Info USA, Inc.
  2,168,750  Term Loan, 5.86%, Maturing June 9, 2010                  2,174,172
             Iron Mountain, Inc.
 16,517,000  Term Loan, 4.90%, Maturing April 2, 2011                16,623,667
  9,681,675  Term Loan, 5.13%, Maturing April 2, 2011                 9,738,555
             Language Line, Inc.
  8,606,183  Term Loan, 7.10%, Maturing June 11, 2011                 8,680,144
             Mitchell International, Inc.
  1,277,579  Term Loan, 6.09%, Maturing August 13, 2011               1,297,542
    994,987  Term Loan, 8.80%, Maturing August 15, 2012               1,022,350
             Protection One, Inc.
  3,485,000  Term Loan, 6.25%, Maturing April 18, 2011                3,508,959
             Quintiles Transnational Corp.
  3,982,847  Term Loan, 4.84%, Maturing September 25, 2009            3,997,783
             Transaction Network Services, Inc.
  4,085,000  Term Loan, 7.00%, Maturing May 4, 2012                   4,095,212
             Western Inventory Services
    817,757  Term Loan, 6.02%, Maturing March 31, 2011                  822,868
    932,243  Term Loan, 6.07%, Maturing March 31, 2011                  938,070
             Williams Scotsman, Inc.
    989,796  Term Loan, 6.13%, Maturing December 31, 2006               992,270
-------------------------------------------------------------------------------
                                                                 $   82,667,532
-------------------------------------------------------------------------------

Cable and Satellite Television  --  5.0%
-------------------------------------------------------------------------------
             Adelphia Communications Corp.
$12,344,293  DIP Loan, 5.38%, Maturing March 31, 2006            $   12,407,940
             Atlantic Broadband Finance, LLC
  5,854,353  Term Loan, 5.70%, Maturing September 1, 2011             5,894,602
             Bragg Communication, Inc.
  3,384,425  Term Loan, 5.82%, Maturing August 31, 2011               3,416,154
             Bresnan Communications, LLC
  4,500,000  Term Loan, 6.56%, Maturing September 30, 2010            4,556,250
             Canadian Cable Acquisition Co., Inc.
  4,716,300  Term Loan, 6.09%, Maturing July 30, 2011                 4,753,148
             Cebridge Connections, Inc.
  4,826,250  Term Loan, 6.16%, Maturing February 23, 2009             4,841,332
             Charter Communications Operating, LLC
 48,359,562  Term Loan, 6.44%, Maturing April 27, 2011               48,112,252
             Insight Midwest Holdings, LLC
  9,973,750  Term Loan, 5.88%, Maturing December 31, 2009            10,092,817
  6,566,875  Term Loan, 5.88%, Maturing December 31, 2009             6,645,270
             MCC Iowa, LLC
  1,985,000  Term Loan, 5.09%, Maturing February 3, 2014              1,990,238
             Mediacom Illinois, LLC
  8,000,000  Term Loan, 4.46%, Maturing September 30, 2012            7,870,000
  6,084,750  Term Loan, 5.09%, Maturing March 31, 2013                6,122,780
             NTL, Inc.
  7,950,000  Term Loan, 6.41%, Maturing April 13, 2012                7,993,065
             Rainbow National Services, LLC
  5,000,000  Revolving Loan, 0.00%, Maturing March 31, 2010(2)        4,987,500
  9,034,757  Term Loan, 6.13%, Maturing March 31, 2012                9,123,975
             Telewest Global Finance, LLC
    985,000  Term Loan, 5.39%, Maturing December 22, 2012               992,798
    760,000  Term Loan, 5.89%, Maturing December 22, 2013               763,694
             UGS Corp.
 12,274,500  Term Loan, 5.10%, Maturing March 31, 2012               12,519,990
             UPC Broadband Holdings B.V.
  9,580,000  Term Loan, 5.75%, Maturing September 30, 2012            9,559,049
-------------------------------------------------------------------------------
                                                                 $  162,642,854
-------------------------------------------------------------------------------

Chemicals and Plastics  --  4.3%
-------------------------------------------------------------------------------
             Brenntag AG
$ 8,040,000  Term Loan, 5.88%, Maturing December 9, 2011         $    8,140,162
             Carmeuse Lime, Inc.
  2,245,000  Term Loan, 6.75%, Maturing May 2, 2011                   2,256,225
             Hercules, Inc.
  2,772,000  Term Loan, 4.87%, Maturing October 8, 2010               2,804,053
             Huntsman International, LLC
 25,996,085  Term Loan, 5.38%, Maturing December 31, 2010            26,440,177
             Huntsman, LLC
  6,850,000  Term Loan, 6.12%, Maturing March 31, 2010                6,954,894
             Innophos, Inc.
  1,827,203  Term Loan, 5.36%, Maturing August 13, 2010               1,830,629
             Invista B.V.
 12,784,765  Term Loan, 5.88%, Maturing April 29, 2011               12,996,519
  5,546,883  Term Loan, 5.88%, Maturing April 29, 2011                5,638,756
             ISP Chemco, Inc.
  5,445,000  Term Loan, 5.13%, Maturing March 27, 2011                5,516,466
             Kraton Polymer, LLC
  5,380,251  Term Loan, 5.78%, Maturing December 23, 2010             5,447,504
             Mosaic Co.
  7,245,000  Term Loan, 4.77%, Maturing February 21, 2012             7,296,316
             Nalco Co.
 17,812,429  Term Loan, 5.03%, Maturing November 4, 2010             18,014,404
             Niagara Acquisition, Inc.
  3,910,000  Term Loan, 5.13%, Maturing February 11, 2012             3,923,443
             Professional Paint, Inc.
  1,525,875  Term Loan, 6.04%, Maturing September 30, 2011            1,544,948
             Rockwood Specialties Group, Inc.
 14,335,000  Term Loan, 5.43%, Maturing December 10, 2012            14,418,200
             Solo Cup Co.
  9,520,690  Term Loan, 5.21%, Maturing February 27, 2011             9,594,476
             Wellman, Inc.
  5,400,000  Term Loan, 7.21%, Maturing February 10, 2009             5,530,502
-------------------------------------------------------------------------------
                                                                 $  138,347,674
-------------------------------------------------------------------------------

Clothing/Textiles  --  0.5%
-------------------------------------------------------------------------------
             Joan Fabrics Corp.
$   122,074  Term Loan, 7.09%, Maturing June 30, 2005            $      112,308
    592,597  Term Loan, 7.34%, Maturing June 30, 2006                   545,189
             Propex Fabrics, Inc.
  3,243,938  Term Loan, 5.52%, Maturing December 31, 2011             3,252,047
             Synthetic Industries, Inc.
  2,000,000  Revolving Loan, 8.38%, Maturing December 2, 2009(2)      1,930,000
  5,751,829  Term Loan, 7.10%, Maturing December 9, 2009              5,794,968
             St. John Knits International, Inc.
  2,915,000  Term Loan, 5.60%, Maturing March 23, 2012                2,949,616
-------------------------------------------------------------------------------
                                                                 $   14,584,128
-------------------------------------------------------------------------------

Conglomerates  --  1.7%
-------------------------------------------------------------------------------
             Amsted Industries, Inc.
$11,232,177  Term Loan, 5.68%, Maturing October 15, 2010         $   11,339,815
             Blount, Inc.
  3,739,039  Term Loan, 5.87%, Maturing August 9, 2010                3,776,429
             Gentek, Inc.
  2,660,000  Term Loan, 5.81%, Maturing February 25, 2011             2,640,050
             Goodman Global Holdings, Inc.
  4,369,050  Term Loan, 5.50%, Maturing December 23, 2011             4,396,357
             Johnson Diversey, Inc.
  6,740,190  Term Loan, 4.82%, Maturing November 30, 2009             6,808,643
  4,194,911  Term Loan, 4.96%, Maturing November 30, 2009             4,205,398
             Polymer Group, Inc.
  7,205,917  Term Loan, 6.34%, Maturing April 27, 2010                7,301,993
  1,000,000  Term Loan, 9.34%, Maturing April 27, 2011                1,015,000
             PP Acquisition Corp.
  7,012,500  Term Loan, 5.35%, Maturing November 12, 2011             7,100,156
             Roper Industries, Inc.
  6,330,688  Term Loan, 4.25%, Maturing December 13, 2009             6,355,745
-------------------------------------------------------------------------------
                                                                 $   54,939,586
-------------------------------------------------------------------------------

Containers and Glass Products  --  4.6%
-------------------------------------------------------------------------------
             Berry Plastics Corp.
$10,057,662  Term Loan, 5.09%, Maturing June 30, 2010            $   10,133,095
             BWAY Corp.
  1,931,300  Term Loan, 5.38%, Maturing June 30, 2011                 1,955,843
             Celanese Holdings, LLC
  4,837,319  Term Loan, 0.00%, Maturing April 6, 2011(2)              4,879,646
 15,176,561  Term Loan, 5.63%, Maturing April 6, 2011                15,411,327
             Consolidated Container Holding, LLC
  3,870,750  Term Loan, 6.69%, Maturing December 15, 2008             3,921,554
             Dr. Pepper/Seven Up Bottling Group, Inc.
  8,639,897  Term Loan, 5.32%, Maturing December 19, 2010             8,754,643
             Graham Packaging Holdings Co.
 15,211,875  Term Loan, 5.64%, Maturing October 7, 2011              15,367,797
             Graphic Packaging International, Inc.
 26,051,358  Term Loan, 5.51%, Maturing August 8, 2009               26,337,923
             Impress Metal Packaging Holdings, B.V.
  5,713,671  Term Loan, 6.03%, Maturing December 31, 2006             5,727,956
             IPG (US), Inc.
  3,512,350  Term Loan, 5.32%, Maturing July 28, 2011                 3,569,426
             Kranson Industries, Inc.
  2,322,450  Term Loan, 5.85%, Maturing July 30, 2011                 2,351,481
             Owens-Illinois, Inc.
  4,015,544  Term Loan, 5.87%, Maturing April 1, 2007                 4,076,279
  2,168,179  Term Loan, 5.87%, Maturing April 1, 2007                 2,204,767
             Silgan Holdings, Inc.
 20,945,728  Term Loan, 4.87%, Maturing November 30, 2008            21,034,098
             Smurfit-Stone Container Corp.
  1,986,462  Term Loan, 3.09%, Maturing November 1, 2010              2,010,464
 15,835,727  Term Loan, 4.85%, Maturing November 1, 2011             16,031,203
  5,028,134  Term Loan, 5.00%, Maturing November 1, 2011              5,090,201
             U.S. Can Corp.
  1,980,000  Term Loan, 6.94%, Maturing January 15, 2010              1,989,900
-------------------------------------------------------------------------------
                                                                 $  150,847,603
-------------------------------------------------------------------------------

Cosmetics/Toiletries  --  0.7%
-------------------------------------------------------------------------------
             American Safety Razor Co.
$ 1,660,837  Term Loan, 6.01%, Maturing February 28, 2012        $    1,673,294
             Church & Dwight Co., Inc.
 12,677,182  Term Loan, 4.84%, Maturing May 30, 2011                 12,825,087
             Prestige Brands, Inc.
  6,462,237  Term Loan, 5.38%, Maturing April 7, 2011                 6,537,632
             Revlon Consumer Products Corp.
  2,176,563  Term Loan, 9.42%, Maturing July 9, 2010                  2,246,280
-------------------------------------------------------------------------------
                                                                 $   23,282,293
-------------------------------------------------------------------------------

Drugs  --  0.5%
-------------------------------------------------------------------------------
             Warner Chilcott Corp.
$ 4,497,089  Term Loan, 5.84%, Maturing January 18, 2012         $    4,513,953
  2,077,529  Term Loan, 5.84%, Maturing January 18, 2012              2,085,319
 11,160,382  Term Loan, 5.90%, Maturing January 18, 2012             11,202,234
-------------------------------------------------------------------------------
                                                                 $   17,801,506
-------------------------------------------------------------------------------

Ecological Services and Equipment  --  1.3%
-------------------------------------------------------------------------------
             Alderwoods Group, Inc.
$ 2,293,711  Term Loan, 5.28%, Maturing September 29, 2009       $    2,320,949
             Allied Waste Industries, Inc.
  6,622,045  Term Loan, 4.87%, Maturing January 15, 2010              6,629,290
 17,349,337  Term Loan, 5.23%, Maturing January 15, 2012             17,368,613
             Envirocare of Utah, LLC
  5,668,182  Term Loan, 6.11%, Maturing April 15, 2010                5,670,545
             Environmental Systems, Inc.
  4,135,048  Term Loan, 6.66%, Maturing December 12, 2008             4,215,165
    500,000  Term Loan, 13.21%, Maturing December 12, 2010              516,875
             Sensus Metering Systems, Inc.
  3,693,849  Term Loan, 5.54%, Maturing December 17, 2010             3,730,788
    554,077  Term Loan, 5.54%, Maturing December 17, 2010               559,618
-------------------------------------------------------------------------------
                                                                 $   41,011,843
-------------------------------------------------------------------------------

Electronics/Electrical  --  3.0%
-------------------------------------------------------------------------------
             AMI Semiconductor, Inc.
$ 4,325,000  Term Loan, 4.58%, Maturing April 1, 2012            $    4,352,031
             Amphenol Corp.
 11,422,995  Term Loan, 4.66%, Maturing May 6, 2010                  11,497,964
             Cellnet Technology, Inc.
  2,090,000  Term Loan, 8.00%, Maturing April 26, 2012                2,095,225
             Communications & Power, Inc.
  3,000,000  Term Loan, 5.38%, Maturing July 23, 2010                 3,033,750
             Enersys Capital, Inc.
  3,672,250  Term Loan, 5.24%, Maturing March 17, 2011                3,723,893
             Fairchild Semiconductor Corp.
  4,433,888  Term Loan, 4.69%, Maturing December 31, 2010             4,505,938
  4,617,926  Term Loan, 4.69%, Maturing December 31, 2010             4,664,106
             Invensys International Holdings Limited
 10,189,121  Term Loan, 6.88%, Maturing September 5, 2009            10,329,222
             Memec Group, Ltd.
  5,775,000  Term Loan, 5.53%, Maturing February 16, 2009             5,775,000
             Panavision, Inc.
  8,794,143  Term Loan, 9.64%, Maturing January 12, 2007              8,997,508
             Rayovac Corp.
 17,040,000  Term Loan, 5.15%, Maturing February 7, 2012             17,171,344
             Seagate Technology Holdings, Inc.
  2,453,100  Term Loan, 5.13%, Maturing November 22, 2006             2,500,629
             Security Co., Inc.
  4,664,750  Term Loan, 7.00%, Maturing June 30, 2010                 4,682,243
             Telcordia Technologies, Inc.
  7,130,000  Term Loan, 6.07%, Maturing September 15, 2012            6,998,544
             United Online, Inc.
  1,051,333  Term Loan, 5.95%, Maturing December 13, 2008             1,065,789
             Vertafore, Inc.
  2,233,892  Term Loan, 6.03%, Maturing December 22, 2010             2,247,854
             Viasystems, Inc.
  3,241,875  Term Loan, 4.68%, Maturing September 30, 2009            3,270,241
-------------------------------------------------------------------------------
                                                                 $   96,911,281
-------------------------------------------------------------------------------

Equipment Leasing  --  0.6%
-------------------------------------------------------------------------------
             Ashtead Group, PLC
$ 2,290,000  Term Loan, 5.56%, Maturing November 12, 2009        $    2,309,561
             Carey International, Inc.
  2,000,000  Term Loan, 8.75%, Maturing May 2, 2011                   2,000,000
             Maxim Crane Works, L.P.
  2,969,556  Term Loan, 5.81%, Maturing January 28, 2010              3,019,667
             United Rentals, Inc.
  1,726,985  Term Loan, 3.36%, Maturing February 14, 2011             1,752,351
  9,477,051  Term Loan, 5.35%, Maturing February 14, 2011             9,611,805
-------------------------------------------------------------------------------
                                                                 $   18,693,384
-------------------------------------------------------------------------------

Farming/Agriculture  --  0.3%
-------------------------------------------------------------------------------
             Central Garden & Pet Co.
$ 5,954,946  Term Loan, 4.85%, Maturing May 15, 2009             $    6,007,052
             The Scotts Co.
  3,068,391  Term Loan, 4.56%, Maturing September 30, 2010            3,101,815
-------------------------------------------------------------------------------
                                                                 $    9,108,867
-------------------------------------------------------------------------------

Financial Intermediaries  --  1.2%
-------------------------------------------------------------------------------
             Coinstar, Inc.
$ 1,915,734  Term Loan, 5.13%, Maturing July 7, 2011             $    1,944,470
             Corrections Corp. of America
  3,693,461  Term Loan, 4.91%, Maturing March 31, 2008                3,716,545
             Fidelity National Information Solutions, Inc.
 23,541,250  Term Loan, 4.84%, Maturing March 9, 2013                23,405,888
             Refco Group Ltd., LLC
  9,325,925  Term Loan, 5.09%, Maturing August 5, 2011                9,336,417
-------------------------------------------------------------------------------
                                                                 $   38,403,320
-------------------------------------------------------------------------------

Food Products  --  2.2%
-------------------------------------------------------------------------------
             Acosta Sales Co., Inc.
$ 5,754,138  Term Loan, 5.40%, Maturing August 13, 2010          $    5,809,884
             American Seafoods Holdings, LLC
    574,463  Term Loan, 6.09%, Maturing September 30, 2007              575,540
  4,747,825  Term Loan, 6.34%, Maturing March 31, 2009                4,777,499
             Del Monte Corp.
  3,150,000  Term Loan, 4.69%, Maturing February 8, 2012              3,177,956
             Doane Pet Care Co.
  5,429,000  Term Loan, 7.41%, Maturing November 5, 2009              5,537,580
             Dole Food Company, Inc.
  3,873,324  Term Loan, 5.44%, Maturing April 18, 2012                3,891,885
             Herbalife International, Inc.
  1,775,538  Term Loan, 4.66%, Maturing December 21, 2010             1,775,537
             Interstate Brands Corp.
  3,125,000  Term Loan, 7.22%, Maturing July 19, 2006                 3,052,084
  5,250,000  Revolving Loan, 0.00%, Maturing
               September 22, 2006(2)                                  5,250,000
  4,532,404  Term Loan, 7.26%, Maturing July 19, 2007                 4,413,428
  1,780,140  Term Loan, 7.29%, Maturing July 19, 2007                 1,730,296
             Merisant Co.
  5,081,854  Term Loan, 6.44%, Maturing January 11, 2010              5,018,331
             Michael Foods, Inc.
  2,053,691  Term Loan, 5.11%, Maturing November 21, 2010             2,081,929
  4,000,000  Term Loan, 6.59%, Maturing November 21, 2011             4,085,000
             Nash-Finch Co.
  3,870,000  Term Loan, 5.38%, Maturing November 12, 2010             3,911,119
             Pinnacle Foods Holdings Corp.
  2,142,857  Revolving Loan, 0.00%, Maturing November 25, 2010(2)     2,100,000
 13,018,500  Term Loan, 6.35%, Maturing November 25, 2010            13,075,456
             Reddy Ice Group, Inc.
    247,487  Term Loan, 5.60%, Maturing July 31, 2009                   248,957
  2,219,962  Term Loan, 5.60%, Maturing July 31, 2009                 2,240,082
-------------------------------------------------------------------------------
                                                                 $   72,752,563
-------------------------------------------------------------------------------

Food Service  --  2.0%
-------------------------------------------------------------------------------
             AFC Enterprises, Inc.
$ 1,760,000  Term Loan, 5.38%, Maturing May 11, 2011             $    1,768,800
             Buffets, Inc.
    931,818  Term Loan, 6.05%, Maturing June 28, 2009                   939,583
  6,639,086  Term Loan, 6.27%, Maturing June 28, 2009                 6,694,410
             Carrols Corp.
  1,965,075  Term Loan, 5.63%, Maturing December 31, 2010             1,972,444
             CKE Restaurants, Inc.
  2,055,928  Term Loan, 5.13%, Maturing May 1, 2010                   2,066,207
             Denny's, Inc.
  4,029,909  Term Loan, 6.44%, Maturing September 21, 2009            4,113,026
             Domino's, Inc.
 21,027,819  Term Loan, 4.88%, Maturing June 25, 2010                21,316,951
             Gate Gourmet Borrower, LLC
  6,662,500  Term Loan, 9.51%, Maturing December 31, 2008             6,462,625
             Jack in the Box, Inc.
  7,653,127  Term Loan, 4.85%, Maturing January 8, 2011               7,720,091
             Maine Beverage Co., LLC
  2,678,571  Term Loan, 4.89%, Maturing June 30, 2010                 2,678,571
             Weight Watchers International, Inc.
  1,500,000  Revolving Loan, 5.10%, Maturing March 31, 2009(2)        1,498,594
  4,101,683  Term Loan, 4.65%, Maturing March 31, 2010                4,139,283
  2,985,000  Term Loan, 4.65%, Maturing March 31, 2010                3,012,363
-------------------------------------------------------------------------------
                                                                 $   64,382,948
-------------------------------------------------------------------------------

Food/Drug Retailers  --  2.5%
-------------------------------------------------------------------------------
             Cumberland Farms, Inc.
$ 9,278,395  Term Loan, 4.85%, Maturing September 8, 2008        $    9,330,586
  1,850,017  Term Loan, 5.40%, Maturing September 8, 2008             1,854,642
             General Nutrition Centers, Inc.
  2,000,000  Revolving Loan, 0.00%, Maturing December 7, 2009(2)      1,965,000
  2,762,633  Term Loan, 6.31%, Maturing December 7, 2009              2,796,014
             Giant Eagle, Inc.
 16,720,838  Term Loan, 5.16%, Maturing August 6, 2009               16,898,497
             Rite Aid Corp.
  5,558,000  Term Loan, 4.84%, Maturing September 22, 2009            5,592,738
             Roundy's, Inc.
 10,568,750  Term Loan, 5.08%, Maturing September 30, 2009           10,657,929
             The Jean Coutu Group (PJC), Inc.
 12,356,625  Term Loan, 5.50%, Maturing July 30, 2011                12,470,257
             The Pantry, Inc.
  6,898,009  Term Loan, 5.36%, Maturing March 12, 2011                6,960,526
             Winn-Dixie Stores, Inc.
 13,000,000  DIP Loan, 5.77%, Maturing February 23, 2007(2)          12,967,500
-------------------------------------------------------------------------------
                                                                 $   81,493,689
-------------------------------------------------------------------------------

Forest Products  --  1.8%
-------------------------------------------------------------------------------
             Appleton Papers, Inc.
$ 7,304,800  Term Loan, 5.64%, Maturing June 11, 2010            $    7,361,872
             Boise Cascade Holdings, LLC
 12,516,510  Term Loan, 4.74%, Maturing October 29, 2011             12,652,102
             Buckeye Technologies, Inc.
  2,984,579  Term Loan, 5.21%, Maturing April 15, 2010                3,025,617
             Escanaba Timber, LLC
  2,115,000  Term Loan, 6.00%, Maturing May 2, 2008                   2,136,150
             Koch Cellulose, LLC
  1,760,202  Term Loan, 4.35%, Maturing May 7, 2011                   1,779,455
  5,728,857  Term Loan, 5.09%, Maturing May 7, 2011                   5,791,520
             NewPage Corp.
  5,000,000  Term Loan, 8.00%, Maturing May 2, 2010(2)                4,925,000
  7,705,000  Term Loan, 6.38%, Maturing May 2, 2011                   7,762,787
             RLC Industries Co.
  8,969,607  Term Loan, 4.59%, Maturing February 24, 2010             9,003,243
             Xerium Technologies, Inc.
  3,300,000  Term Loan, 5.07%, Maturing May 18, 2012                  3,309,283
-------------------------------------------------------------------------------
                                                                 $   57,747,029
-------------------------------------------------------------------------------

Healthcare  --  5.9%
-------------------------------------------------------------------------------
             Accredo Health, Inc.
$ 6,910,090  Term Loan, 4.86%, Maturing June 30, 2011            $    6,933,847
             Advanced Medical Optics, Inc.
  1,640,699  Term Loan, 5.21%, Maturing June 25, 2009                 1,662,574
  1,780,000  Term Loan, 0.00%, Maturing July 7, 2009(2)               1,780,000
             Alliance Imaging, Inc.
  7,185,836  Term Loan, 5.45%, Maturing December 29, 2011             7,219,524
             AMR HoldCo, Inc.
  2,802,975  Term Loan, 5.67%, Maturing February 10, 2012             2,837,138
             Ardent Health Services, Inc.
  4,378,000  Term Loan, 5.35%, Maturing August 12, 2011               4,383,472
             Colgate Medical, Ltd.
  1,562,500  Term Loan, 5.09%, Maturing December 30, 2008             1,579,102
             Community Health Systems, Inc.
 33,731,895  Term Loan, 5.07%, Maturing August 19, 2011              34,083,280
             Concentra Operating Corp.
  8,766,651  Term Loan, 6.01%, Maturing June 30, 2009                 8,857,973
             Conmed Corp.
  2,969,727  Term Loan, 5.08%, Maturing December 31, 2009             3,004,530
             CRC Health Corp.
  1,000,000  Term Loan, 7.75%, Maturing May 12, 2011                  1,003,750
             Cross Country Healthcare, Inc.
    919,550  Term Loan, 6.50%, Maturing June 5, 2009                    926,446
             Encore Medical IHC, Inc.
  5,036,250  Term Loan, 6.31%, Maturing October 4, 2010               5,089,760
             Envision Worldwide, Inc.
  4,027,500  Term Loan, 8.13%, Maturing September 30, 2010            4,047,637
             Express Scripts, Inc.
 10,147,500  Term Loan, 4.77%, Maturing February 13, 2010            10,268,002
             FHC Health Systems, Inc.
  1,276,786  Term Loan, 8.91%, Maturing December 18, 2009             1,289,554
    893,750  Term Loan, 10.91%, Maturing December 18, 2009              902,687
             Fisher Scientific International, Inc.
  1,985,000  Term Loan, 4.59%, Maturing August 2, 2011                1,999,475
             Healthcare Partners, LLC
  1,495,000  Term Loan, 5.30%, Maturing March 2, 2011                 1,507,147
             Healthsouth Corp.
  4,501,250  Term Loan, 5.59%, Maturing June 14, 2007                 4,509,690
  2,301,250  Term Loan, 2.85%, Maturing March 21, 2010                2,305,565
             Iasis Healthcare, LLC
    496,250  Term Loan, 5.37%, Maturing June 22, 2011                   502,143
             Kinetic Concepts, Inc.
  5,412,858  Term Loan, 4.85%, Maturing August 11, 2009               5,448,382
             Knowledge Learning Corp.
 13,012,352  Term Loan, 5.61%, Maturing January 7, 2012              13,093,679
             Leiner Health Products, Inc.
  3,225,625  Term Loan, 6.38%, Maturing May 27, 2011                  3,286,105
             Lifepoint Hospitals, Inc.
 13,221,450  Term Loan, 4.72%, Maturing April 15, 2012               13,248,303
             Magellan Health Services, Inc.
  1,749,249  Term Loan, 5.03%, Maturing August 15, 2008               1,773,301
  2,776,933  Term Loan, 5.26%, Maturing August 15, 2008               2,815,116
             Medcath Holdings Corp.
  2,550,725  Term Loan, 5.55%, Maturing July 2, 2011                  2,577,826
             National Mentor, Inc.
  2,413,290  Term Loan, 5.74%, Maturing September 30, 2011            2,439,686
             Select Medical Holding Corp.
  5,280,000  Term Loan, 5.04%, Maturing February 24, 2012             5,273,400
             Sunrise Medical Holdings, Inc.
  3,964,975  Term Loan, 6.38%, Maturing May 13, 2010                  3,969,931
             Sybron Dental Management, Inc.
  1,026,881  Term Loan, 4.87%, Maturing June 6, 2009                  1,031,373
             Talecris Biotherapeutics, Inc.
  3,665,000  Term Loan, 6.54%, Maturing March 31, 2010                3,646,675
             Team Health, Inc.
  5,693,479  Term Loan, 5.85%, Maturing March 23, 2011                5,721,947
             Triad Hospitals Holdings, Inc.
  8,119,509  Term Loan, 5.36%, Maturing September 30, 2008            8,203,603
             Vanguard Health Holding Co., LLC
  3,000,000  Term Loan, 0.00%, Maturing September 23, 2005(2)         3,033,750
  4,039,700  Term Loan, 6.34%, Maturing September 23, 2011            4,095,246
             VWR International, Inc.
  5,049,784  Term Loan, 5.65%, Maturing April 7, 2011                 5,084,501
-------------------------------------------------------------------------------
                                                                 $  191,436,120
-------------------------------------------------------------------------------

Home Furnishings  --  1.6%
-------------------------------------------------------------------------------
             General Binding Corp.
$ 5,569,088  Term Loan, 7.58%, Maturing January 15, 2008         $    5,579,530
             Interline Brands, Inc.
  3,415,353  Term Loan, 5.34%, Maturing December 31, 2010             3,458,045
             Jarden Corp.
 10,339,088  Term Loan, 5.09%, Maturing January 24, 2012             10,402,632
             Juno Lighting, Inc.
  2,397,802  Term Loan, 5.70%, Maturing November 21, 2010             2,427,775
             Knoll, Inc.
  9,313,941  Term Loan, 6.09%, Maturing September 30, 2011            9,465,293
             Oreck Corp.
  1,401,488  Term Loan, 5.85%, Maturing February 2, 2012              1,412,875
             Sealy Mattress Co.
  8,635,752  Term Loan, 5.00%, Maturing April 6, 2012                 8,669,933
             Simmons Co.
  8,288,093  Term Loan, 5.80%, Maturing December 19, 2011             8,324,353
             Termpur-Pedic, Inc.
  1,965,000  Term Loan, 5.34%, Maturing June 30, 2009                 1,979,737
-------------------------------------------------------------------------------
                                                                 $   51,720,173
-------------------------------------------------------------------------------

Industrial Equipment  --  1.3%
-------------------------------------------------------------------------------
             Alliance Laundry Holdings, LLC
$ 1,900,800  Term Loan, 5.34%, Maturing January 27, 2012         $    1,914,263
             Chart Industries, Inc.
  5,641,242  Term Loan, 6.63%, Maturing September 15, 2009            5,655,345
             Colfax Corp.
  2,884,145  Term Loan, 5.38%, Maturing November 30, 2011             2,909,381
             Douglas Dynamics Holdings, Inc.
  1,995,000  Term Loan, 5.02%, Maturing December 16, 2010             2,009,962
             Flowserve Corp.
  1,465,787  Term Loan, 5.63%, Maturing June 30, 2007                 1,475,559
  6,355,095  Term Loan, 5.83%, Maturing June 30, 2009                 6,450,422
             Gleason Corp.
  2,099,463  Term Loan, 6.03%, Maturing July 27, 2011                 2,125,706
             Itron, Inc.
    503,919  Term Loan, 5.03%, Maturing December 17, 2010               506,438
             Mainline, L.P.
  2,391,333  Term Loan, 5.43%, Maturing December 17, 2011             2,421,225
             MTD Products, Inc.
  2,987,425  Term Loan, 4.88%, Maturing June 1, 2010                  3,002,362
             National Waterworks, Inc.
  4,209,184  Term Loan, 5.60%, Maturing November 22, 2009             4,256,537
             Penn Engineering & Manufacturing Corp.
  1,875,000  Term Loan, 5.59%, Maturing May 25, 2011                  1,893,750
             Rexnord Corp.
  4,605,159  Term Loan, 7.00%, Maturing December 31, 2011             4,623,869
  3,245,000  Term Loan, 7.00%, Maturing December 31, 2011             3,258,184
-------------------------------------------------------------------------------
                                                                 $   42,503,003
-------------------------------------------------------------------------------

Insurance  --  1.1%
-------------------------------------------------------------------------------
             Alliant Resources Group, Inc.
$ 4,560,538  Term Loan, 6.88%, Maturing August 31, 2011          $    4,589,041
             CCC Information Services Group
  5,042,773  Term Loan, 5.84%, Maturing August 20, 2010               5,105,808
             Conseco, Inc.
 12,465,708  Term Loan, 6.60%, Maturing June 22, 2010                12,578,685
             Hilb, Rogal & Hobbs Co.
  7,091,602  Term Loan, 5.38%, Maturing December 15, 2011             7,164,737
             U.S.I. Holdings Corp.
  2,947,500  Term Loan, 5.69%, Maturing August 11, 2008               2,958,553
  4,538,625  Term Loan, 5.69%, Maturing August 11, 2008               4,555,645
-------------------------------------------------------------------------------
                                                                 $   36,952,469
-------------------------------------------------------------------------------

Leisure Goods/Activities/Movies  --  4.8%
-------------------------------------------------------------------------------
             Alliance Atlantis Communications, Inc.
$ 2,269,000  Term Loan, 4.84%, Maturing December 31, 2011        $    2,281,763
             AMF Bowling Worldwide, Inc.
  3,077,574  Term Loan, 6.29%, Maturing August 27, 2009               3,097,773
             Cinemark, Inc.
 12,870,000  Term Loan, 5.18%, Maturing March 31, 2011               13,055,006
             Fender Musical Instruments Co.
    500,000  Term Loan, 7.75%, Maturing March 30, 2012                  507,500
             Loews Cineplex Entertainment Corp.
 10,049,900  Term Loan, 4.22%, Maturing July 30, 2011                10,190,438
             Metro-Goldwyn-Mayer Holdings
 36,230,000  Term Loan, 5.38%, Maturing April 8, 2012                36,309,271
             New England Sports Ventures
  6,944,000  Term Loan, 4.49%, Maturing February 28, 2005             6,944,000
             Regal Cinemas Corp.
 27,132,275  Term Loan, 4.84%, Maturing November 10, 2010            27,296,995
             Six Flags Theme Parks, Inc.
  8,575,000  Revolving Loan, 5.84%, Maturing June 30, 2008(2)         8,435,656
 13,942,584  Term Loan, 5.92%, Maturing June 30, 2008                14,038,439
             Universal City Development Partners, Ltd.
  6,743,100  Term Loan, 5.22%, Maturing June 9, 2011                  6,797,888
             WMG Acquisition Corp.
  2,850,000  Revolving Loan, 0.00%, Maturing February 28, 2010(2)     2,793,000
 22,745,551  Term Loan, 5.33%, Maturing February 28, 2011            22,797,683
             Yankees Holdings & YankeeNets, LLC
  1,290,143  Term Loan, 5.53%, Maturing June 25, 2007                 1,303,044
-------------------------------------------------------------------------------
                                                                 $  155,848,456
-------------------------------------------------------------------------------

Lodging and Casinos  --  4.7%
-------------------------------------------------------------------------------
             Alliance Gaming Corp.
$11,728,118  Term Loan, 5.65%, Maturing September 5, 2009        $   11,718,349
             Ameristar Casinos, Inc.
  1,699,671  Term Loan, 5.06%, Maturing December 20, 2006             1,720,208
  2,621,560  Term Loan, 5.06%, Maturing December 31, 2006             2,653,236
             Argosy Gaming Co.
  6,865,500  Term Loan, 4.85%, Maturing June 30, 2011                 6,879,801
             Boyd Gaming Corp.
 19,080,813  Term Loan, 4.83%, Maturing June 30, 2011                19,239,813
             Choctaw Resort Development Enterprise
  1,721,739  Term Loan, 5.35%, Maturing November 4, 2011              1,735,728
             CNL Hospitality Partners, L.P.
  3,534,178  Term Loan, 5.59%, Maturing October 13, 2006              3,543,013
             CNL Resort Hotel, L.P.
  5,050,000  Term Loan, 5.91%, Maturing August 18, 2006               5,062,625
             Globalcash Access, LLC
  3,461,298  Term Loan, 5.35%, Maturing March 10, 2010                3,512,138
             Green Valley Ranch Gaming, LLC
    990,019  Term Loan, 3.10%, Maturing December 17, 2011               997,444
             Herbst Gaming, Inc.
  1,365,000  Term Loan, 5.62%, Maturing January 31, 2011              1,383,769
             Isle of Capri Casinos, Inc.
  8,728,125  Term Loan, 4.89%, Maturing February 4, 2012              8,818,138
             Marina District Finance Co., Inc.
 10,059,788  Term Loan, 4.99%, Maturing October 14, 2011             10,139,431
             MGM Mirage
  9,035,714  Term Loan, 4.96%, Maturing April 25, 2010(2)             8,967,946
  2,464,286  Term Loan, 5.13%, Maturing April 25, 2010                2,463,258
             Pinnacle Entertainment, Inc.
  4,875,300  Term Loan, 0.00%, Maturing August 27, 2010(2)            4,885,967
  4,490,000  Term Loan, 6.11%, Maturing August 27, 2010               4,560,156
             Resorts International Holdings, LLC
  3,932,087  Term Loan, 5.61%, Maturing April 26, 2012                3,959,120
             SCG Hotel DLP, L.P.
 10,456,716  Term Loan, 3.85%, Maturing April 16, 2006               10,456,716
             Seminole Tribe of Florida
  1,975,000  Term Loan, 5.38%, Maturing September 30, 2011            1,979,938
             Trump Entertainment Resorts Holdings, L.P.
  2,562,500  Term Loan, 0.00%, Maturing May 20, 2012(2)               2,596,133
  2,562,500  Term Loan, 5.59%, Maturing May 20, 2012                  2,596,133
             Venetian Casino Resort, LLC
  2,691,514  Term Loan, 0.00%, Maturing June 15, 2011(2)              2,710,019
 13,053,847  Term Loan, 4.81%, Maturing June 15, 2011                13,151,750
             Wyndham International, Inc.
    882,328  Term Loan, 3.25%, Maturing May 10, 2011                    886,739
  3,000,000  Revolving Loan, 6.38%, Maturing May 10, 2011(2)          2,985,000
  9,352,672  Term Loan, 6.38%, Maturing May 10, 2011                  9,407,619
             Wynn Las Vegas, LLC
  4,955,000  Term Loan, 5.25%, Maturing December 14, 2011             4,973,581
-------------------------------------------------------------------------------
                                                                 $  153,983,768
-------------------------------------------------------------------------------

Nonferrous Metals/Minerals  --  2.3%
-------------------------------------------------------------------------------
             Compass Minerals Group, Inc.
$   235,246  Term Loan, 5.60%, Maturing November 28, 2009        $      238,285
             Foundation Coal Corp.
  8,500,000  Revolving Loan, 0.00%, Maturing July 30, 2009(2)         8,444,223
  5,439,149  Term Loan, 5.03%, Maturing July 30, 2011                 5,525,267
             ICG, LLC
  3,059,625  Term Loan, 5.88%, Maturing November 5, 2010              3,101,695
             International Mill Service, Inc.
  8,593,463  Term Loan, 5.61%, Maturing December 31, 2010             8,657,913
             Magnequench, Inc.
  4,351,514  Term Loan, 10.59%, Maturing September 30, 2009           4,378,711
    250,000  Term Loan, 14.09%, Maturing December 31, 2009              251,875
             Murray Energy Corp.
  1,576,050  Term Loan, 6.10%, Maturing January 28, 2010              1,579,990
             Novelis, Inc.
  4,844,183  Term Loan, 4.96%, Maturing January 6, 2012               4,888,924
  8,413,336  Term Loan, 4.96%, Maturing January 6, 2012               8,491,042
             Severstal North America, Inc.
 13,000,000  Revolving Loan, 4.84%, Maturing April 7, 2007(2)        12,967,500
             Stillwater Mining Co.
  1,320,000  Revolving Loan, 3.09%, Maturing June 30, 2007(2)         1,306,800
 11,533,812  Term Loan, 6.38%, Maturing June 30, 2007                11,757,280
             Trout Coal Holdings, LLC
  4,350,000  Term Loan, 5.96%, Maturing March 23, 2011                4,342,522
-------------------------------------------------------------------------------
                                                                 $   75,932,027
-------------------------------------------------------------------------------

Oil and Gas  --  3.9%
-------------------------------------------------------------------------------
             Columbia Natural Resources, LLC
$24,000,000  Revolving Loan, 5.51%, Maturing January 19, 2010(2) $   23,970,000
             Dresser Rand Group, Inc.
  3,463,636  Term Loan, 5.37%, Maturing October 29, 2011              3,505,199
             Dresser, Inc.
  3,363,837  Term Loan, 5.60%, Maturing March 31, 2007                3,407,287
             Dynegy Holdings, Inc.
 10,490,725  Term Loan, 7.09%, Maturing May 28, 2010                 10,544,490
             El Paso Corp.
  7,168,875  Term Loan, 5.27%, Maturing November 23, 2009             7,196,253
 11,852,540  Term Loan, 5.88%, Maturing November 23, 2009            11,924,971
             Getty Petroleum Marketing, Inc.
  6,388,152  Term Loan, 6.35%, Maturing May 19, 2010                  6,515,915
             LB Pacific, L.P.
  3,665,000  Term Loan, 6.01%, Maturing March 3, 2012                 3,701,650
             Lyondell-Citgo Refining, L.P.
  5,657,250  Term Loan, 5.51%, Maturing May 21, 2007                  5,745,645
             Magellan Midstream Holdings, L.P.
  2,633,940  Term Loan, 5.09%, Maturing December 10, 2011             2,656,987
             Pride Offshore, Inc.
  2,505,067  Term Loan, 4.84%, Maturing July 7, 2011                  2,540,556
             Semgroup, L.P.
  1,742,762  Term Loan, 5.35%, Maturing August 27, 2008               1,756,922
  1,948,383  Term Loan, 5.75%, Maturing March 1, 2011                 1,964,213
             Sprague Energy Corp.
 17,500,000  Revolving Loan, 4.85%, Maturing August 10, 2007(2)      17,456,250
             The Premcor Refining Group, Inc.
 11,700,000  Term Loan, 4.83%, Maturing April 13, 2009               11,780,438
             Universal Compression, Inc.
  3,500,000  Term Loan, 4.85%, Maturing February 15, 2012             3,545,392
             Williams Production RMT Co.
  9,400,766  Term Loan, 5.59%, Maturing May 30, 2008                  9,506,524
-------------------------------------------------------------------------------
                                                                 $  127,718,692
-------------------------------------------------------------------------------

Publishing  --  6.8%
-------------------------------------------------------------------------------
             Advanstar Communications, Inc.
$ 1,393,347  Term Loan, 7.61%, Maturing November 17, 2007        $    1,403,507
             American Media Operations, Inc.
    153,753  Term Loan, 6.13%, Maturing April 1, 2006                   153,561
 16,634,058  Term Loan, 5.88%, Maturing April 1, 2008                16,873,172
             Ascend Media Holdings, LLC
  1,500,000  Term Loan, 5.87%, Maturing January 31, 2012              1,501,875
             CBD Media, LLC
  3,316,176  Term Loan, 5.63%, Maturing December 31, 2009             3,359,701
             Dex Media East, LLC
  6,936,597  Term Loan, 4.80%, Maturing November 8, 2008              6,983,044
  5,331,058  Term Loan, 4.88%, Maturing May 8, 2009                   5,378,536
             Dex Media West, LLC
  4,646,970  Term Loan, 5.07%, Maturing September 9, 2009             4,673,523
 15,616,549  Term Loan, 4.78%, Maturing March 9, 2010                15,754,272
             Freedom Communications Holdings, Inc.
  4,674,791  Term Loan, 4.57%, Maturing May 18, 2012                  4,683,557
             Herald Media, Inc.
  1,389,500  Term Loan, 5.56%, Maturing July 22, 2011                 1,398,184
             Journal Register Co.
 21,468,114  Term Loan, 4.67%, Maturing August 12, 2012              21,592,222
             Lamar Media Corp.
  5,415,012  Term Loan, 4.31%, Maturing March 7, 2009                 5,442,087
 25,622,759  Term Loan, 4.88%, Maturing June 30, 2010                25,939,046
             Liberty Group Operating, Inc.
  4,965,000  Term Loan, 5.38%, Maturing February 28, 2012             4,989,825
             Medianews Group, Inc.
  2,810,036  Term Loan, 4.59%, Maturing August 25, 2010               2,818,818
             Merrill Communications, LLC
  6,259,005  Term Loan, 5.61%, Maturing February 9, 2009              6,313,771
             Morris Publishing Group, LLC
  3,950,000  Term Loan, 4.63%, Maturing September 30, 2010            3,985,799
  6,583,500  Term Loan, 4.88%, Maturing March 31, 2011                6,632,876
             Nebraska Book Co., Inc.
  4,108,500  Term Loan, 5.88%, Maturing March 4, 2011                 4,157,288
             Newspaper Holdings, Inc.
  6,700,000  Term Loan, 5.15%, Maturing August 24, 2011               6,710,472
  3,000,000  Revolving Loan, 5.19%, Maturing August 24, 2011(2)       2,989,689
             R.H. Donnelley Corp.
    828,079  Term Loan, 4.86%, Maturing December 31, 2009               833,669
 21,568,627  Term Loan, 4.80%, Maturing June 30, 2011                21,745,102
             Source Media, Inc.
  2,663,588  Term Loan, 5.34%, Maturing August 30, 2012               2,698,548
             SP Newsprint Co.
  2,214,722  Term Loan, 5.35%, Maturing January 9, 2010               2,232,717
  4,511,111  Term Loan, 6.09%, Maturing January 9, 2010               4,547,764
             Sun Media Corp.
  5,254,912  Term Loan, 5.19%, Maturing February 7, 2009              5,306,368
             Transwestern Publishing Co., LLC
  5,838,356  Term Loan, 5.47%, Maturing February 25, 2011             5,855,690
  1,150,000  Term Loan, 4.56%, Maturing August 24, 2012               1,153,414
             Weekly Reader Corp.
  3,500,000  Term Loan, 8.10%, Maturing March 29, 2009                3,506,563
             Xerox Corp.
  8,250,000  Term Loan, 4.85%, Maturing September 30, 2008            8,330,784
             Yell Group, PLC
 10,000,000  Term Loan, 4.10%, Maturing July 8, 2008                 10,017,080
-------------------------------------------------------------------------------
                                                                 $  219,962,524
-------------------------------------------------------------------------------

Radio and Television  --  4.7%
-------------------------------------------------------------------------------
             Adams Outdoor Advertising, L.P.
$ 4,278,964  Term Loan, 5.15%, Maturing October 15, 2011         $    4,323,093
             ALM Media Holdings, Inc.
  4,245,000  Term Loan, 5.58%, Maturing March 5, 2010                 4,234,388
             Block Communications, Inc.
  6,013,520  Term Loan, 5.35%, Maturing November 30, 2009             6,069,897
             CanWest Media, Inc.
 10,942,360  Term Loan, 5.34%, Maturing August 15, 2009              11,024,428
             Cumulus Media, Inc.
  2,662,500  Term Loan, 4.88%, Maturing March 28, 2009                2,689,125
  6,401,625  Term Loan, 4.88%, Maturing March 28, 2010                6,441,635
             DirecTV Holdings, LLC
 20,675,000  Term Loan, 4.59%, Maturing April 13, 2013               20,733,159
             Emmis Operating Co.
 19,228,375  Term Loan, 4.84%, Maturing November 10, 2011            19,345,880
             Entravision Communications Co.
  1,890,000  Term Loan, 4.31%, Maturing February 27, 2012             1,903,387
             Gray Television, Inc.
  5,472,534  Term Loan, 4.84%, Maturing December 31, 2010             5,537,521
             NEP Supershooters, L.P.
  1,750,613  Term Loan, 6.69%, Maturing February 3, 2011              1,773,589
  2,935,250  Term Loan, 7.16%, Maturing February 3, 2011              2,973,775
             Nexstar Broadcasting, Inc.
  6,657,463  Term Loan, 4.87%, Maturing October 1, 2012               6,697,688
  7,027,537  Term Loan, 4.87%, Maturing October 1, 2012               7,069,997
             PanAmSat Corp.
 16,503,173  Term Loan, 5.75%, Maturing August 20, 2011              16,711,839
             Radio One, Inc.
  6,326,213  Term Loan, 4.45%, Maturing June 30, 2007                 6,314,352
             Raycom National, LLC
  7,525,000  Term Loan, 4.56%, Maturing February 24, 2012             7,553,219
             Spanish Broadcasting System, Inc.
    492,513  Term Loan, 6.36%, Maturing October 31, 2009                493,128
             Susquehanna Media Co.
 17,075,000  Term Loan, 5.22%, Maturing March 31, 2012               17,261,766
             Young Broadcasting, Inc.
  3,635,000  Term Loan, 5.64%, Maturing November 3, 2012              3,658,475
-------------------------------------------------------------------------------
                                                                 $  152,810,341
-------------------------------------------------------------------------------

Rail Industries  --  0.5%
-------------------------------------------------------------------------------
             Kansas City Southern Railway Co.
$ 1,995,000  Term Loan, 4.81%, Maturing March 30, 2008           $    2,011,958
  5,339,742  Term Loan, 4.81%, Maturing March 30, 2008                5,385,130
             Railamerica, Inc.
  9,100,798  Term Loan, 5.56%, Maturing September 29, 2011            9,248,686
  1,075,813  Term Loan, 5.56%, Maturing September 29, 2011            1,093,295
-------------------------------------------------------------------------------
                                                                 $   17,739,069
-------------------------------------------------------------------------------

Retailers (Except Food and Drug)  --  3.6%
-------------------------------------------------------------------------------
             Advance Stores Company, Inc.
$ 5,614,700  Term Loan, 4.88%, Maturing September 30, 2010       $    5,660,319
  3,312,545  Term Loan, 4.94%, Maturing September 30, 2010            3,339,459
             Alimentation Couche-Tard, Inc.
  2,509,056  Term Loan, 4.88%, Maturing December 17, 2010             2,527,091
             American Achievement Corp.
  1,957,117  Term Loan, 5.73%, Maturing March 25, 2011                1,974,241
             Amscan Holdings, Inc.
  3,465,044  Term Loan, 5.67%, Maturing April 30, 2012                3,478,038
             Coinmach Laundry Corp.
  9,215,000  Term Loan, 6.13%, Maturing July 25, 2009                 9,341,706
             CSK Auto, Inc.
 16,632,000  Term Loan, 4.85%, Maturing June 20, 2009                16,805,256
             FTD, Inc.
  3,813,235  Term Loan, 5.35%, Maturing February 28, 2011             3,846,600
             Harbor Freight Tools USA, Inc.
  8,955,000  Term Loan, 5.76%, Maturing July 15, 2010                 8,988,581
             Home Interiors & Gifts, Inc.
  2,982,750  Term Loan, 8.38%, Maturing March 31, 2011                2,724,244
             Josten's Corp.
 10,379,000  Term Loan, 5.19%, Maturing October 4, 2010              10,464,409
             Mall of America Kay-Bee Toy, Inc.
  8,000,000  DIP Loan, 0.00%, Maturing January 16, 2008(2)            7,980,000
             Mapco Express, Inc.
  2,165,000  Term Loan, 7.75%, Maturing April 28, 2011                2,186,650
             Movie Gallery, Inc.
  3,785,000  Term Loan, 6.14%, Maturing April 27, 2011                3,825,216
             Musicland Group, Inc.
  7,000,000  Revolving Loan, 7.25%, Maturing August 11, 2008(2)       7,017,500
             Oriental Trading Co., Inc.
  7,735,380  Term Loan, 5.63%, Maturing August 4, 2010                7,759,553
             Rent-A-Center, Inc.
  7,247,988  Term Loan, 4.46%, Maturing June 30, 2010                 7,345,835
             Riddell Bell Holdings, Inc.
    995,000  Term Loan, 5.61%, Maturing September 30, 2011            1,002,463
             Savers, Inc.
  2,990,907  Term Loan, 6.67%, Maturing August 4, 2009                3,013,339
             Stewert Enterprises, Inc.
  1,125,833  Term Loan, 4.64%, Maturing November 19, 2011             1,132,869
             Travelcenters of Ameria, Inc.
  8,106,507  Term Loan, 4.51%, Maturing October 1, 2008               8,202,771
-------------------------------------------------------------------------------
                                                                 $  118,616,140
-------------------------------------------------------------------------------

Surface Transport  --  0.5%
-------------------------------------------------------------------------------
             Horizon Lines, LLC
$ 1,419,275  Term Loan, 5.62%, Maturing July 7, 2011             $    1,433,468
             NFIL Holdings Corp.
  1,417,619  Term Loan, 4.08%, Maturing February 27, 2010             1,431,795
  3,856,101  Term Loan, 5.09%, Maturing February 27, 2010             3,899,482
             Rural/Metro Operating Co., LLC
  1,238,588  Term Loan, 5.43%, Maturing March 4, 2011                 1,246,329
    338,676  Term Loan, 5.44%, Maturing March 4, 2011                   340,793
             Sirva Worldwide, Inc.
  8,811,765  Term Loan, 5.61%, Maturing December 1, 2010              8,547,412
-------------------------------------------------------------------------------
                                                                 $   16,899,279
-------------------------------------------------------------------------------

Telecommunications  --  4.4%
-------------------------------------------------------------------------------
             Alaska Communications Systems Holdings, Inc.
$ 6,600,000  Term Loan, 5.09%, Maturing February 1, 2011         $    6,630,941
             Cellular South, Inc.
  1,985,000  Term Loan, 5.34%, Maturing May 4, 2011                   2,002,369
             Centennial Cellular Operating Co., LLC
 10,961,250  Term Loan, 5.51%, Maturing February 9, 2011             11,057,161
             Consolidated Communications, Inc.
  8,217,000  Term Loan, 5.68%, Maturing October 14, 2011              8,273,492
             D&E Communications, Inc.
  3,332,546  Term Loan, 5.23%, Maturing December 31, 2011             3,345,043
             Fairpoint Communications, Inc.
  8,075,000  Term Loan, 5.17%, Maturing February 8, 2012              8,132,534
             Hawaiian Telcom Communications, Inc.
  2,670,000  Term Loan, 7.25%, Maturing October 31, 2012              2,698,369
             Intelsat Ltd.
  2,000,000  Term Loan, 4.88%, Maturing July 28, 2011                 2,013,000
             Iowa Telecommunications Services, Inc.
  3,234,000  Term Loan, 5.08%, Maturing November 23, 2011             3,264,991
             Metrocall, Inc. & Arch Wireless Operating
    659,539  Term Loan, 5.59%, Maturing November 16, 2006               664,486
             Nextel Partners Operation Corp.
 12,530,000  Term Loan, 4.44%, Maturing May 31, 2012                 12,567,590
             NTelos, Inc.
  5,416,425  Term Loan, 5.61%, Maturing February 18, 2011             5,398,372
             Qwest Corp.
 22,250,000  Term Loan, 7.39%, Maturing June 4, 2007                 22,905,329
             SBA Senior Finance, Inc.
  6,763,304  Term Loan, 6.02%, Maturing October 31, 2008              6,822,483
             Spectrasite Communications, Inc.
  8,178,503  Term Loan, 4.52%, Maturing May 23, 2012                  8,188,726
             Stratos Global Corp.
  2,542,000  Term Loan, 5.34%, Maturing December 3, 2010              2,565,038
             Syniverse Holdings, Inc.
  2,255,438  Term Loan, 5.06%, Maturing February 15, 2012             2,244,160
             Triton PCS, Inc.
  5,556,075  Term Loan, 6.36%, Maturing November 18, 2009             5,580,383
             Valor Telecom Enterprise, LLC
  8,717,100  Term Loan, 5.10%, Maturing February 14, 2012             8,780,665
             Westcom Corp.
  3,132,852  Term Loan, 5.94%, Maturing December 17, 2010             3,156,348
             Western Wireless Corp.
 16,971,750  Term Loan, 6.12%, Maturing May 28, 2011                 17,053,079
             Winstar Communications, Inc.
  3,852,804  DIP Loan, 0.00%, Maturing December 31, 2005(3)(4)        1,415,520
-------------------------------------------------------------------------------
                                                                 $  144,760,079
-------------------------------------------------------------------------------

Utilities  --  2.1%
-------------------------------------------------------------------------------
             Allegheny Energy Supply Co., LLC
$10,193,661  Term Loan, 5.72%, Maturing October 28, 2011         $   10,306,219
             Cogentrix Deleware Holdings, Inc.
  6,625,000  Term Loan, 4.88%, Maturing January 14, 2012              6,657,297
             Coleto Creek WLE, L.P.
  3,825,080  Term Loan, 7.25%, Maturing June 30, 2011                 3,858,549
             KGen, LLC
  3,235,000  Term Loan, 5.64%, Maturing August 5, 2011                3,170,300
             NRG Energy, Inc.
  4,644,228  Term Loan, 4.33%, Maturing December 24, 2011             4,681,962
  5,902,671  Term Loan, 5.25%, Maturing December 24, 2011             5,950,631
             Pike Electric, Inc.
  3,367,493  Term Loan, 5.38%, Maturing July 1, 2012                  3,418,006
  5,504,289  Term Loan, 5.38%, Maturing July 1, 2012                  5,588,576
             Plains Resources, Inc.
  2,120,090  Term Loan, 5.10%, Maturing December 17, 2010             2,148,579
             Reliant Energy, Inc.
  7,548,575  Term Loan, 6.04%, Maturing December 22, 2010             7,576,210
             Texas Genco, LLC
  3,915,058  Term Loan, 4.00%, Maturing December 14, 2011             3,950,540
  9,454,965  Term Loan, 5.01%, Maturing December 14, 2011             9,540,655
-------------------------------------------------------------------------------
                                                                 $   66,847,524
-------------------------------------------------------------------------------

Total Senior, Floating Rate Interests
  (identified cost, $3,214,135,828)                              $3,225,574,067
-------------------------------------------------------------------------------

Corporate Bonds & Notes -- 1.2%

Principal
Amount
(000's omitted)   Security                                        Value
-------------------------------------------------------------------------------

Automotive  --  0.1%
-------------------------------------------------------------------------------
             Key Plastics, LLC, Jr. Sub. Notes
$     1,061  4.00%, 4/26/07(3)                                   $    1,070,574
             Key Plastics, LLC, Sr. Sub. Notes
      1,691  7.00%, 4/26/07(3)                                        1,693,165
-------------------------------------------------------------------------------
                                                                 $   2,763,739
-------------------------------------------------------------------------------

Building and Development  --  0.2%
-------------------------------------------------------------------------------
             Assemblies of God Financial Real Estate,
             Series 2004-1A, Class A, Variable Rate
$     7,964  5.42%, 6/15/29(5)                                   $    7,963,569
-------------------------------------------------------------------------------
                                                                 $    7,963,569
-------------------------------------------------------------------------------

Financial Intermediaries  --  0.1%
-------------------------------------------------------------------------------
             Carlyle High Yield Partners, Series 2004-6A,
             Class C, Variable Rate
$     1,000  5.70%, 8/11/16(5)                                   $    1,000,000
             General Motors Acceptance Corp., Variable Rate
      2,540  4.395%, 10/20/05                                         2,536,807
        640  4.145%, 5/18/06                                            630,736
-------------------------------------------------------------------------------
                                                                 $    4,167,543
-------------------------------------------------------------------------------

Publishing  --  0.2%
-------------------------------------------------------------------------------
             Advanstar Communications, Inc., Variable Rate
$     5,404  10.768%, 8/15/08                                    $    5,727,975
-------------------------------------------------------------------------------
                                                                 $    5,727,975
-------------------------------------------------------------------------------

Radio and Television  --  0.3%
-------------------------------------------------------------------------------
             Paxson Communications Corp., Variable Rate
$    10,450  5.891%, 1/15/10(5)                                  $   10,502,250
-------------------------------------------------------------------------------
                                                                 $   10,502,250
-------------------------------------------------------------------------------

Telecommunications  --  0.3%
-------------------------------------------------------------------------------
             Rogers Wireless, Inc., Variable Rate
$     4,150  6.135%, 12/15/10                                    $    4,347,125
             Rural Cellular Corp., Variable Rate
      4,500  7.51%, 3/15/10                                           4,578,750
-------------------------------------------------------------------------------
                                                                 $    8,925,875
-------------------------------------------------------------------------------

Total Corporate Bonds & Notes
  (identified cost, $39,470,652)                                 $   40,050,951
-------------------------------------------------------------------------------

Common Stocks -- 0.3%

Shares       Security                                            Value
-------------------------------------------------------------------------------
     31,622  Citation Corp.(3)(6)(7)                             $            0
     33,278  Environmental Systems Products Holdings(3)(6)(7)           819,637
    133,410  Hayes Lemmerz International(7)                             847,153
         52  Knowledge Universe, Inc.(3)(6)(7)                           86,355
    441,740  Maxim Crane Works, L.P.(3)(7)                            9,386,984
     34,364  Professional Services Industries Holdings,
             Inc.(3)(6)(7)                                              205,840
     12,592  RoTech Medical Corp.(3)(6)(7)                               28,836
    297,015  Safelite Glass Corp.(3)(6)(7)                               68,878
     20,048  Safelite Realty Corp.(3)(6)                                150,160
-------------------------------------------------------------------------------

Total Common Stocks
  (identified cost, $9,413,990)                                  $   11,593,843
-------------------------------------------------------------------------------

Preferred Stocks -- 0.1%

Shares       Security                                            Value
-------------------------------------------------------------------------------
      2,496  Citation Corp.(PIK)(3)(6)(7)                        $    1,974,336
        445  Hayes Lemmerz International(3)(6)(7)                        12,207
        217  Key Plastics, LLC, Series A(3)(6)(7)                       213,083
-------------------------------------------------------------------------------

Total Preferred Stocks
  (identified cost, $2,236,482)                                  $    2,199,626
-------------------------------------------------------------------------------

Warrants -- 0.0%


Shares/Rights  Security                                          Value
-------------------------------------------------------------------------------
        130  Gentek, Inc., Class B(6)(7)                         $          378
         63  Gentek, Inc., Class C(6)(7)                                    190
-------------------------------------------------------------------------------

Total Warrants
  (identified cost, $0)                                          $          568
-------------------------------------------------------------------------------

Commercial Paper  --  2.0%

Principal         Maturity
Amount            Date         Borrower                Rate       Amount
-------------------------------------------------------------------------------
$24,073,000       6/01/05      Abbey National LLC      3.00%     $   24,073,000
 14,237,000       6/01/05      Barton Capital Corp.
                               LLC                     3.04%         14,237,000
 26,509,000       6/01/05      General Electric
                               Capital Corp.           3.05%         26,509,000

-------------------------------------------------------------------------------

Total Commercial Paper
  (at amortized cost $64,819,000)                                $   64,819,000
-------------------------------------------------------------------------------

Short-Term Investments  --  0.1%

Principal        Maturity
Amount           Date          Borrower                Rate       Amount
-------------------------------------------------------------------------------
$ 2,000,000      6/01/05       Investors Bank and
                               Trust Company           3.06%     $    2,000,000
                                Time Deposit

-------------------------------------------------------------------------------

Total Short-Term Investments
  (at amortized cost $2,000,000)                                 $    2,000,000
-------------------------------------------------------------------------------

Total Investments  --  102.9%
  (identified cost, $3,332,075,952)                              $3,346,238,055
-------------------------------------------------------------------------------

Less Unfunded Loan
Commitments -- (4.4)%                                            $ (138,834,046)
-------------------------------------------------------------------------------

Net Investments  --  98.5%
  (identified cost, $3,193,241,906)                              $3,207,404,009
-------------------------------------------------------------------------------

Other Assets, Less Liabilities  --  1.5%                         $   47,455,037
-------------------------------------------------------------------------------

Net Assets --  100.0%                                            $3,254,859,046
-------------------------------------------------------------------------------

PIK Payment In Kind
(1) Senior floating-rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating- rate interests will have an expected average life of approximately two to three years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate ("LIBOR"), and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit ("CD") rate or other base lending rates used by commercial lenders.
(2) Unfunded loan commitments. See Note 1E for description.
(3) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(4) Defaulted security.
(5) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2005, the aggregate value of the securities is $19,465,819 or 0.6% of the Portfolio's net assets.
(6) Restricted security.
(7) Non-income producing security.

Senior Debt Portfolio as of May 31, 2005

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
(Expressed in United States Dollars)

As of May 31, 2005
Assets
-------------------------------------------------------------------------------
Investments, at value (identified cost, $3,193,241,906)          $3,207,404,009
Cash                                                                 14,139,391
Receivable for investments sold                                         151,405
Interest receivable                                                  18,125,452
Cash collateral segregated for credit default swaps                  14,800,000
Prepaid expenses                                                        452,201
-------------------------------------------------------------------------------
Total assets                                                     $3,255,072,458
-------------------------------------------------------------------------------

Liabilities
-------------------------------------------------------------------------------
Payable for open swap contracts                                  $       28,920
Payable to affiliate for Trustees' fees                                   2,917
Accrued expenses                                                        181,575
-------------------------------------------------------------------------------
Total liabilities                                                $      213,412
-------------------------------------------------------------------------------
Net assets applicable to investors' interest in Portfolio        $3,254,859,046
-------------------------------------------------------------------------------

Sources of Net Assets
-------------------------------------------------------------------------------
Net proceeds from capital contributions and withdrawals          $3,240,831,613
Net unrealized appreciation (computed on the basis
  of identified cost)                                                14,027,433
-------------------------------------------------------------------------------
Total                                                            $3,254,859,046
-------------------------------------------------------------------------------

                       See notes to financial statements

Senior Debt Portfolio as of May 31, 2005

FINANCIAL STATEMENTS

Statement of Operations
(Expressed in United States Dollars)

For the Six Months Ended May 31, 2005
Investment Income
-------------------------------------------------------------------------------
Interest                                                         $   85,115,086
Dividends                                                                45,108
-------------------------------------------------------------------------------
Total investment income                                          $   85,160,194
-------------------------------------------------------------------------------
Expenses
-------------------------------------------------------------------------------
Investment adviser fee                                           $    7,413,940
Trustees' fees and expenses                                              10,968
Custodian fee                                                           491,480
Legal and accounting services                                           303,069
Interest expense                                                         59,299
Miscellaneous                                                           121,802
-------------------------------------------------------------------------------
Total expenses                                                   $    8,400,558
-------------------------------------------------------------------------------
Deduct --
Reduction of custodian fee                                       $       14,305
-------------------------------------------------------------------------------
Total expense reductions                                         $       14,305
-------------------------------------------------------------------------------
Net expenses                                                     $    8,386,253
-------------------------------------------------------------------------------
Net investment income                                            $   76,773,941
-------------------------------------------------------------------------------
Realized and Unrealized
Gain (Loss)
-------------------------------------------------------------------------------
Net realized gain (loss) --
Investment transactions (identified cost basis)                  $   (1,733,237)
Swap contracts                                                          116,317
-------------------------------------------------------------------------------
Net realized loss                                                $   (1,616,920)
-------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
Investments (identified cost basis)                              $   (7,054,279)
Swap contracts                                                         (260,565)
-------------------------------------------------------------------------------
Net change in unrealized appreciation
(depreciation)                                                   $   (7,314,844)
-------------------------------------------------------------------------------
Net realized and unrealized loss                                 $   (8,931,764)
-------------------------------------------------------------------------------
Net increase in net assets from operations                       $   67,842,177
-------------------------------------------------------------------------------

                       See notes to financial statements

Senior Debt Portfolio as of May 31, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets
(Expressed in United States Dollars)

                                                                                                                   Year Ended
Increase (Decrease)                                                                          Six Months Ended      November 30,
in Net Assets                                                                                May 31, 2005          2004
--------------------------------------------------------------------------------------------------------------------------------
From operations --
  Net investment income                                                                      $   76,773,941       $  128,124,695
  Net realized gain (loss) from investment transactions and swap contracts                       (1,616,920)          13,249,971
  Net change in unrealized appreciation (depreciation) from investments and swap contracts       (7,314,844)          58,717,405
--------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                                   $   67,842,177       $  200,092,071
--------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
  Contributions                                                                              $  280,194,970       $  559,604,148
  Withdrawals                                                                                  (433,330,447)        (803,848,681)
--------------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets from capital transactions                                         $ (153,135,477)      $ (244,244,533)
--------------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets                                                                   $  (85,293,300)      $  (44,152,462)
--------------------------------------------------------------------------------------------------------------------------------
Net Assets
--------------------------------------------------------------------------------------------------------------------------------
At beginning of period                                                                       $3,340,152,346       $3,384,304,808
--------------------------------------------------------------------------------------------------------------------------------
At end of period                                                                             $3,254,859,046       $3,340,152,346
--------------------------------------------------------------------------------------------------------------------------------

                                                 See notes to financial statements

Senior Debt Portfolio as of May 31, 2005

FINANCIAL STATEMENTS CONT'D

Supplementary Data
(Expressed in United States Dollars)

                                                   Six Months                               Period
                                                     Ended              Year Ended           Ended
                                                     May 31,            November 30,        November 30,   Year Ended December 31,
                                                    ---------        ------------------     -----------   -------------------------
                                                      2005           2004          2003        2002(1)       2001        2000
-----------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of average daily net assets):
  Expenses                                            0.50%(2)        0.51%        0.50%        0.47%(2)     0.47%        0.44%
  Operating expenses after custodian fee reduction    0.50%(2)        0.51%        0.50%        0.47%(2)     0.47%        0.44%
  Interest expense                                    0.00%(2)(4)     0.00%(4)     0.01%        0.01%(2)     0.01%        0.01%
  Net investment income                               4.61%(2)        3.82%        4.14%        4.77%(2)     7.04%        8.62%
Portfolio turnover                                      35%             87%          47%          42%          33%          47%
-----------------------------------------------------------------------------------------------------------------------------------
Total Return(3)                                       2.28%           6.15%        8.19%        0.85%        3.35%          --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)        $3,254,859      $3,340,152   $3,384,305   $4,084,930   $5,730,074   $8,021,787
-----------------------------------------------------------------------------------------------------------------------------------

(1) For the eleven-month period ended November 30, 2002.
(2) Annualized.
(3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.
(4) Rounds to less than 0.01%.
                                                 See notes to financial statements

Senior Debt Portfolio as of May 31, 2005

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
--------------------------------------------------------------------------------
  Senior Debt Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified, closed-end investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At May 31, 2005, the Eaton Vance Prime Rate Reserves, Eaton Vance Advisers Senior Floating-Rate Fund, EV Classic Senior Floating-Rate Fund, Eaton Vance Medallion Senior Floating-Rate Fund, and Eaton Vance Institutional Senior Floating-Rate Fund (collectively, the Funds) held approximate 47.0%, 3.0%, 40.1%, 8.0% and 1.9% interests in the Portfolio, respectively. The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements.
  The policies are in conformity with accounting principles generally accepted in the United States of America.

  A Investment Valuation -- Certain Senior Loans are deemed to be liquid because reliable market quotations are readily available for them. Liquid Senior Loans are valued on the basis of prices furnished by a pricing service. Other Senior Loans are valued at fair value by the Portfolio's investment adviser, Boston Management and Research (BMR), under procedures approved by the Trustees. In connection with determining the fair value of a Senior Loan, the investment adviser makes an assessment of the likelihood that the borrower will make a full repayment of the Senior Loan. The primary factors considered by the investment adviser when making this assessment are
  (i) the creditworthiness of the borrower, (ii) the value of the collateral backing the Senior Loan, and (iii) the priority of the Senior Loan versus other creditors of the borrower. If, based on its assessment, the investment adviser believes there is a reasonable likelihood that the borrower will make a full repayment of the Senior Loan, the investment adviser will determine the fair value of the Senior Loan using a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other loan interests issued by companies of comparable credit quality. If, based on its assessment, the investment adviser believes there is not a reasonable likelihood that the borrower will make a full repayment of the Senior Loan, the investment adviser will determine the fair value of the Senior Loan using analyses that include, but are not limited to (i) a comparison of the value of the borrower's outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower's assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising such factors, data and information and the relative weight to be given thereto as it deems relevant, including without limitation, some or all of the following: (i) the fundamental characteristics of and fundamental analytical data relating to the Senior Loan, including the cost, size, current interest rate, maturity and base lending rate of the Senior Loan, the terms and conditions of the Senior Loan and any related agreements, and the position of the Senior Loan in the Borrower's debt structure; (ii) the nature, adequacy and value of the collateral securing the Senior Loan, including the Portfolio's rights, remedies and interests with respect to the collateral;
  (iii) the creditworthiness of the Borrower, based on an evaluation of, among other things, its financial condition, financial statements and information about the Borrower's business, cash flows, capital structure and future prospects; (iv) information relating to the market for the Senior Loan, including price quotations for and trading in the Senior Loan and interests in similar Senior Loans and the market environment and investor attitudes towards the Senior Loan and interests in similar Senior Loans; (v) the experience, reputation, stability and financial condition of the agent and any intermediate participants in the Senior Loan; and (vi) general economic and market conditions affecting the fair value of the Senior Loan.

  Debt obligations (other than short-term obligations maturing in sixty days or less), including listed securities and securities for which price quotations are available and forward contracts, will normally be valued on the basis of market valuations furnished by dealers or pricing services. Financial futures contracts listed on commodity exchanges and options thereon are valued at closing settlement prices. Over-the-counter options are valued at the mean between the bid and asked prices provided by dealers. Marketable securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. The value of interest rate swaps will be based upon a dealer quotation. Short-term obligations and money market securities maturing in sixty days or less are valued at amortized cost which approximates value. Investments for which reliable market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio. Occasionally, events affecting the value of foreign securities may occur between the time trading is completed abroad and the close of the Exchange which will not be reflected in the computation of the Portfolio's net asset value (unless the Portfolio deems that such event would materially affect its net asset value in which case an adjustment would be made and reflected in such computation). The Portfolio may rely on an independent fair valuation service in making any such adjustments to the value of foreign equity securities.

  B Income -- Interest income from Senior Loans is recorded on the accrual basis at the then-current interest rate, while all other interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount. Dividend income is recorded on the basis of ex-dividend date for dividends received in cash and for securities.

  C Federal Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

  D Interest Rate Swaps -- The Portfolio may use interest rate swaps for risk management purposes and not as a speculative investment. Pursuant to these agreements the Portfolio receives quarterly payments at a rate equal to a predetermined three-month London Interbank Offering Rate (LIBOR). In exchange, the Portfolio makes semi-annual payments at a predetermined fixed rate of interest. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. The Portfolio does not anticipate non-performance by the counterparty. Risk may also arise from the unanticipated movements in value of interest rates.

  E Unfunded Loan Commitments -- The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these loan commitments at the borrower's discretion. These commitments are disclosed in the accompanying Portfolio of Investments.

  F Credit Default Swaps -- The Portfolio may enter into credit default swap contracts for risk management purposes, including diversification. When the Portfolio is a buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Portfolio would pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would have spent the stream of payments and received no benefit from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay upon default of the referenced debt obligations. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. The Portfolio will segregate assets in the form of cash and cash equivalents in an amount equal to the aggregate market value of the credit default swap of which it is the seller, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

  G Other -- Investment transactions are accounted for on a trade date basis.

  H Indemnifications -- Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

  I Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

  J Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

2 Investment Advisory Fee and Other Transactions with Affiliates
--------------------------------------------------------------------------------
  The investment advisory fee is paid to BMR as compensation for investment advisory services rendered to the Portfolio. The fee is computed at a monthly rate of 19/240 of 1% (0.95% annually) of the Portfolio's average daily gross. The Trustees of the Portfolio have accepted a contractual waiver of a portion of BMR's compensation so that the aggregate advisory fees paid by the Portfolio under the advisory agreement during any fiscal year or portion thereof will not exceed, on an annual basis, 0.50% of average daily gross assets of the Portfolio up to and including $1 billion and at reduced rates as daily gross assets exceed that level. For the six months ended May 31, 2005, the effective annual rate, based on average daily gross assets, was 0.44% (annualized) and amounted to $7,413,940. Except as to Trustees of the Portfolio who are not members of BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee.

  Certain officers and Trustees of the Portfolio are officers of BMR. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended May 31, 2005, no significant amounts have been deferred.

3 Investments
--------------------------------------------------------------------------------
  The Portfolio invests primarily in Senior Loans. The ability of the issuers of the Senior Loans to meet their obligations may be affected by economic developments in a specific industry. The cost of purchases and the proceeds from principal repayments and sales of Senior Loans for the six months ended May 31, 2005 aggregated $1,220,095,835 and $1,093,256,555, respectively.

4 Short-Term Debt and Credit Agreements
--------------------------------------------------------------------------------
  The Portfolio participates with other portfolios managed by BMR in a $500 million unsecured line of credit agreement with a group of banks to permit the Portfolio to invest in accordance with its investment practices.
  Interest is charged under the credit agreement at the bank's base rate or at an amount above LIBOR. Interest expense includes a commitment fee of $59,299 for the six months ended May 31, 2005, which is computed at the annual rate of 0.09% of the credit agreement. There were no significant borrowings under this agreement during the six months ended May 31, 2005. As of May 31, 2005, the Portfolio had no borrowings outstanding.

5 Financial Instruments
--------------------------------------------------------------------------------
  The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities and to assist in managing exposure to various market risks. These financial instruments include written options, financial futures contracts, interest rate swaps and credit default swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at May 31, 2005 is as follows:

  CREDIT DEFAULT SWAPS
                                                                       Net
                                                                    Unrealized
  Notional            Expiration                                   Appreciation
  Amount                 Date                Description          (Depreciation)
  ------------------------------------------------------------------------------

  4,000,000 USD        9/20/2008    Agreement with Credit Suisse/   $(36,947)
                                    First Boston dated 2/6/2004
                                    whereby the Portfolio will
                                    receive 2.45% per year times
                                    the notional amount. The
                                    Portfolio makes a payment only
                                    upon a default event on
                                    underlying loan assets (47 in
                                    total, each representing 2.13%
                                    of the notional value of the
                                    swap).

  2,000,000 USD        9/20/2008    Agreement with Credit Suisse/    (36,098)
                                    First Boston dated 2/12/2004
                                    whereby the Portfolio will
                                    receive 2.45% per year times
                                    the notional amount. The
                                    Portfolio makes a payment only
                                    upon a default event on
                                    underlying loan assets (47 in
                                    total, each representing 2.13%
                                    of the notional value of the
                                    swap).

  2,000,000 USD        3/20/2011    Agreement with Lehman Brothers   (43,708)
                                    dated 3/2/2005 whereby the
                                    Portfolio will receive 1.85%
                                    per year times the notional
                                    amount. The Portfolio makes a
                                    payment of the notional amount
                                    only upon a default event on
                                    the reference entity, a
                                    Revolving Credit Agreement
                                    issued by Syniverse
                                    Technologies, Inc.

  3,000,000 USD       3/20/2010     Agreement with Lehman Brothers   (17,399)
                                    dated 3/15/2005 whereby the
                                    Portfolio will receive 2.20%
                                    per year times the notional
                                    amount. The Portfolio makes a
                                    payment of the notional amount
                                    only upon a default event on
                                    the reference entity, a
                                    Revolving Credit Agreement
                                    issued by Inergy, L.P.

  2,000,000 USD       6/20/2010     Agreement with Lehman Brothers      (518)
                                    dated 5/18/2005 whereby the
                                    Portfolio will receive 3.25%
                                    per year times the notional
                                    amount. The Portfolio makes a
                                    payment of the notional amount
                                    only upon a default event on
                                    the reference entity, a
                                    Revolving Credit Agreement
                                    issued by Rural Cellular Corp.

  At May 31, 2005, the Portfolio had sufficient cash segregated to cover potential obligations arising from open swap contracts.

6 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
--------------------------------------------------------------------------------
  The cost and unrealized appreciation (depreciation) in the value of the investments owned at May 31, 2005, as computed on a federal income tax basis, were as follows:

  Aggregate cost                                                 $3,193,241,906
  -----------------------------------------------------------------------------
  Gross unrealized appreciation                                  $   23,182,437
  Gross unrealized depreciation                                      (9,020,334)
  -----------------------------------------------------------------------------
  Net unrealized appreciation                                    $   14,162,103
  -----------------------------------------------------------------------------

Unrealized depreciation on swaps was $134,670.

7 Restricted Securities
--------------------------------------------------------------------------------
  At May 31, 2005, the Portfolio owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                                                          Date of
  Description                                             Acquisition             Shares/Face       Cost             Fair Value
  -------------------------------------------------------------------------------------------------------------------------------
  Common Stocks
  --------------------------------------------------------------------------------------------------------------------------------
  Citation Corp.                                                       5/24/05            31,622       $        0       $        0
  Environmental Systems Products Holdings                             10/24/00            33,278                0          819,637
  Knowledge Universe, Inc.                                             5/14/03                52           52,000           86,355
  Professional Services Industries Holdings, Inc.                      3/24/03            34,364              343          205,840
  RoTech Medical Corp.                                                 6/12/02            12,592          332,429           28,836
  Safelite Glass Corp.                                        9/29/00-11/10/00           297,015                0           68,878
  Safelite Realty Corp.                                       9/29/00-11/10/00            20,048                0          150,160
  --------------------------------------------------------------------------------------------------------------------------------
                                                                                                       $  384,772       $1,359,706
  Preferred Stocks
  --------------------------------------------------------------------------------------------------------------------------------
  Citation Corp.                                                       5/24/05             2,496       $1,996,800       $1,974,336
  Hayes Lemmerz International                                          6/04/03               445           22,250           12,207
  Key Plastics, LLC, Series A                                          4/26/01               217          217,432          213,083
  --------------------------------------------------------------------------------------------------------------------------------
                                                                                                       $  239,682       $  225,290
  Warrants
  --------------------------------------------------------------------------------------------------------------------------------
  Gentek, Inc., Class B                                               11/11/03               130       $        0       $      378
  Gentek, Inc., Class C                                               11/11/03                63                0              190
  --------------------------------------------------------------------------------------------------------------------------------
                                                                                                       $       --             $568

8 Interestholder Meeting (Unaudited)
-------------------------------------------------------------------------------
  The Portfolio held a Special Meeting of Interestholders on April 29, 2005 to elect Trustees. The results of the vote were as follows:

                                         INTEREST IN THE PORTFOLIO
  NOMINEE FOR TRUSTEE                  AFFIRMATIVE         WITHHOLD
  -----------------------------------------------------------------------------
  Benjamin C. Esty                         99%                1%
  James B. Hawkes                          99%                1%
  Samuel L. Hayes, III                     99%                1%
  William H. Park                          99%                1%
  Ronald A. Pearlman                       99%                1%
  Norton H. Reamer                         99%                1%
  Lynn A. Stout                            99%                1%
  Ralph F. Verni                           99%                1%

  Results are rounded to the nearest whole number.

Senior Debt Portfolio as of May 31, 2005

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Trustees and Investors of
Senior Debt Portfolio:
-------------------------------------------------------------------------------

We have audited the accompanying statement of assets and liabilities of Senior Debt Portfolio (the Portfolio) including the portfolio of investments as of May 31, 2005, and the related statements of operations for the six months then ended, the statements of changes in net assets for the six months ended May 31, 2005 and the year ended November 30, 2004, and the supplementary data for the six months ended May 31, 2005, the years ended November 30, 2004 and 2003, the period from January 1, 2002 to November 30, 2002 and for each of the years in the two-year period ended December 31, 2001. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities and Senior Loans owned at May 31, 2005 by correspondence with the custodian and selling or agent banks; where replies were not received from selling or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of Senior Debt Portfolio as of May 31, 2005, the results of its operations, the changes in its net assets and its supplemental data for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
July 15, 2005

EV Classic Senior Floating-Rate Fund as of May 31, 2005

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

The investment advisory agreement between Senior Debt Portfolio (the "Portfolio") and the investment adviser, Boston Management and Research, provides that the advisory agreement will continue in effect from year to year so long as its continuance is approved at least annually (i) by a vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting called for the purpose of voting on such approval and (ii) by the Trustees of the Portfolio or by vote of a majority of the outstanding interests of the Portfolio.

In considering the annual approval of the investment advisory agreement between the Portfolio and the investment adviser, the Special Committee of the Board of Trustees considered information that had been provided throughout the year at regular Board meetings, as well as information furnished for a Board meeting held on March 21, 2005 to specifically consider the renewal of the investment advisory agreement. Such information included, among other things, the following:

  o An independent report comparing Portfolio advisory fees with those of comparable funds;
  o An independent report comparing the expense ratio of EV Classic Senior Floating-Rate Fund (the "Fund") to those of comparable funds;
  o Information regarding Fund investment performance (including on a risk-adjusted basis) in comparison to relevant peer groups of funds and appropriate indices;
  o Sales and redemption data in respect of the Fund;
  o The economic outlook and the general investment outlook in the relevant investment markets;
  o Eaton Vance Management's ("Eaton Vance") results and financial condition and the overall organization of the investment adviser;
  o Arrangements regarding the distribution of Fund shares;
  o The procedures and processes used to determine the fair value of Fund assets, including in particular the valuation of senior loan portfolios and actions taken to monitor and test the effectiveness of such procedures and processes;
  o Eaton Vance's management of the relationship with the custodian, subcustodians and fund accountants;
  o The resources devoted to compliance efforts undertaken by Eaton Vance on behalf of the funds it manages and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;
  o The quality, nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance and its affiliates; and
  o The terms of the advisory agreement and the reasonableness and appropriateness of the particular fee paid by the Portfolio for the services described therein.

The Special Committee also considered the investment adviser's portfolio management capabilities, including information relating to the education, experience, and number of investment professionals and other personnel who provide services under the investment advisory agreement. Specifically, the Special Committee considered the investment adviser's experience in managing senior loan portfolios. The Special Committee noted the experience of the 26 bank loan investment professionals and other personnel who would provide services under the investment advisory agreement, including 4 portfolio managers and 15 analysts. Many of these portfolio managers and analysts have previous experience working for commercial banks and other lending institutions. The Special Committee evaluated the level of skill required to manage the Portfolio and concluded that the human resources available at the investment adviser were appropriate to fulfill effectively its duties on behalf of the Portfolio.

In its review of comparative information with respect to Fund investment performance (including on a risk-adjusted basis), the Special Committee concluded that the Fund has performed within a range that the Special Committee deemed competitive. With respect to its review of investment advisory fees, the Special Committee concluded that the fees paid by the Portfolio are within the range of those paid by comparable funds within the mutual fund industry. In reviewing information regarding the expense ratios of the Fund, the Special Committee concluded that the Fund's expense structure is within a range it deemed to be competitive in comparison with comparable funds within the mutual fund industry.

In addition to the factors mentioned above, the Special Committee reviewed the level of the investment adviser's profits in respect of the management of the Eaton Vance funds, including the Portfolio, including the profit margins of the investment adviser in comparison with available industry data. The Special Committee also considered the other profits realized by Eaton Vance and its affiliates in connection with the operation of the Portfolio. In addition, the Special Committee considered the fiduciary duty assumed by the investment adviser in connection with the service rendered to the Portfolio and the Fund and the business reputation of the investment adviser, and its financial resources. The Trustees concluded that in light of the services rendered, the profits being realized by the investment adviser are not unreasonable. The Special Committee also considered the extent to which the investment adviser appears to be realizing economies of scale in managing the Portfolio, and concluded that the fee breakpoints and waivers which are in place allow the Portfolio and the shareholders of the Fund to share the benefits of such economies of scale.

The Special Committee did not consider any single factor as controlling in determining whether or not to renew the investment advisory agreement. Nor are the items described herein all encompassing of the matters considered by the Special Committee. In assessing the information provided by Eaton Vance and its affiliates, the Special Committee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, and assisted by the advice of its independent counsel, the Special Committee concluded that the renewal of the investment advisory agreement, including the fee structure, is in the interests of shareholders.

EV Classic Senior Floating-Rate Fund

INVESTMENT MANAGEMENT

EV Classic Senior Floating-Rate Fund

                  Officers                        Trustees

                  SCOTT H. PAGE                   SAMUEL L. HAYES, III
                  President                       Chairman

                  PAYSON F. SWAFFIELD             BENJAMIN C. ESTY
                  Vice President
                                                  JAMES B. HAWKES
                  BARBARA E. CAMPBELL
                  Treasurer                       WILLIAM H. PARK

                  ALAN R. DYNNER                  RONALD A. PEARLMAN
                  Secretary
                                                  NORTON H. REAMER
                  PAUL M. O'NEIL
                  Chief Compliance Officer        LYNN A. STOUT

                                                  RALPH F. VERNI

Senior Debt Portfolio

                  Officers                        Trustees

                  SCOTT H. PAGE                   SAMUEL L. HAYES, III
                  President and                   Chairman
                  Co-Portfolio Manager
                                                  BENJAMIN C. ESTY
                  PAYSON F. SWAFFIELD
                  Vice President and              JAMES B. HAWKES
                  Co-Portfolio Manager
                                                  WILLIAM H. PARK
                  BARBARA E. CAMPBELL
                  Treasurer                       RONALD A. PEARLMAN

                  ALAN R. DYNNER                  NORTON H. REAMER
                  Secretary
                                                  LYNN A. STOUT
                  PAUL M. O'NEIL
                  Chief Compliance Officer        RALPH F. VERNI

                  INVESTMENT ADVISER OF SENIOR DEBT PORTFOLIO
                        BOSTON MANAGEMENT AND RESEARCH
                           The Eaton Vance Building
                               255 State Street
                               Boston, MA 02109

             ADMINISTRATOR OF EV CLASSIC SENIOR FLOATING-RATE FUND
                            EATON VANCE MANAGEMENT
                           The Eaton Vance Building
                               255 State Street
                               Boston, MA 02109

                             PRINCIPAL UNDERWRITER
                        EATON VANCE DISTRIBUTORS, INC.
                           The Eaton Vance Building
                               255 State Street
                               Boston, MA 02109
                                (617) 482-8260

                                   CUSTODIAN
                        INVESTORS BANK & TRUST COMPANY
                             200 Clarendon Street
                               Boston, MA 02116

                                TRANSFER AGENT
                                   PFPC INC.
                            Attn: Eaton Vance Funds
                                 P.O. Box 9653
                           Providence, RI 02940-9653
                                (800) 262-1122

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                             DELOITTE & TOUCHE LLP
                              200 Berkeley Street
                             Boston, MA 02116-5022



                     EV CLASSIC SENIOR FLOATING-RATE FUND
                           THE EATON VANCE BUILDING
                               255 STATE STREET
                               BOSTON, MA 02109

-------------------------------------------------------------------------------
This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.
-------------------------------------------------------------------------------

167-7/05                                                               C-SFRSRC

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the "Fund Policy"), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund's investment adviser and adopted the investment adviser's proxy voting policies and procedures (the "Policies") which are described below. The Trustees will review the Fund's proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between the Fund's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board's Special Committee except as contemplated under the Fund Policy. The Board's Special Committee will instruct the investment adviser on the appropriate course of action.

The Policies are designed to promote accountability of a company's management to its shareholders and to align the interests of management with those shareholders. The investment adviser will generally support company management on proposals relating to environmental and social policy issues, on matters regarding the state of organization of the company and routine matters related to corporate administration which are not expected to have a significant economic impact on the company or its shareholders. On all other matters, the investment adviser will review each matter on a case-by-case basis and reserves the right to deviate from the Policies' guidelines when it believes the situation warrants such a deviation. The Policies include voting guidelines for matters relating to, among other things, the election of directors, approval of independent auditors, executive compensation, corporate structure and anti-takeover defenses. The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote.

In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. The investment adviser's personnel responsible for reviewing and voting proxies on behalf of the Fund will report any proxy received or expected to be received from a company included on that list to members of senior management of the investment adviser identified in the Policies. Such members of senior management will determine if a conflict exists. If a conflict does exist, the investment adviser will seek instruction on how to vote from the Special Committee.

Information on how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

-----------------------------------------------------------------------------------------------------------------------------
                                                                                                         MAXIMUM NUMBER (OR
                                                                                                         APPROXIMATE DOLLAR
                                                                              TOTAL NUMBER OF SHARES    VALUE) OF SHARES THAT
                                                                               PURCHASED AS PART OF     MAY YET BE PURCHASED
                            POTAL NUMBER OF SHARES   AVERAGE PRICE PAID PER     PUBLICLY ANNOUNCED       UNDER THE PLANS OR
          PERIOD                   PURCHASED                  SHARE              PLANS OR PROGRAMS            PROGRAMS
-----------------------------------------------------------------------------------------------------------------------------
December 1, 2004 to         7,197,491                9.36                     7,197,491                0
December 31, 2004
-----------------------------------------------------------------------------------------------------------------------------
January 1, 2005 to          None
January 31, 2005
-----------------------------------------------------------------------------------------------------------------------------
February 1, 2005 to         None
February 28, 2005
-----------------------------------------------------------------------------------------------------------------------------
March 1, 2005 to March      5,821,358                9.40                     7,197,491                0
31, 2005
-----------------------------------------------------------------------------------------------------------------------------
April 1, 2005 to April      None
30, 2005
-----------------------------------------------------------------------------------------------------------------------------
May 1, 2005 to May 31,      None
2005
-----------------------------------------------------------------------------------------------------------------------------

1. Pursuant to procedures (the "Procedures") adopted by the registrant under Rule 23c-3 of the Investment Company Act of
   1940, as amended, the registrant announced two repurchase offers on December 1, 2004 and March 1, 2005.
2. The registrant's Board of Trustees has authorized the repurchase of at least 5% and no more than 25% of the outstanding shares of the registrant through each repurchase of the registrant's shares, plus, if necessary, up to 2% of the net asset value of Senior Debt Portfolio, the Investment Company in which the Fund invests.
3. The expiration date of the repurchase offers during the period were December 22, 2004 and March 22, 2005.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 7, 2005, the Governance Committee of the Board of Trustees revised the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees to add the following (highlighted):

The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains (I) sufficient background information concerning the candidate, INCLUDING EVIDENCE THE CANDIDATE IS WILLING TO SERVE AS AN INDEPENDENT TRUSTEE IF SELECTED FOR THE POSITION; AND
(II) is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations IN WRITING to the attention of the Governance Committee, c/o the Secretary of the Fund. THE SECRETARY SHALL RETAIN COPIES OF ANY SHAREHOLDER RECOMMENDATIONS WHICH MEET THE FOREGOING REQUIREMENTS FOR A PERIOD OF NOT MORE THAN 12 MONTHS FOLLOWING RECEIPT. THE SECRETARY SHALL HAVE NO OBLIGATION TO ACKNOWLEDGE RECEIPT OF ANY SHAREHOLDER RECOMMENDATIONS.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)     Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)  Treasurer's Section 302 certification.
(a)(2)(ii) President's Section 302 certification.
(b)        Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EV CLASSIC SENIOR FLOATING-RATE FUND


By: /s/ Scott H. Page
        ----------------------
        Scott H. Page
        President

Date: July 15, 2005
      -------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Barbara E. Campbell
        ----------------------
        Barbara E. Campbell
        Treasurer

Date: July 15, 2005
      -------------


By: /s/ Scott H. Page
        ----------------------
        Scott H. Page
        President

Date: July 15, 2005
      -------------